UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 95.47% U.S. Treasury bonds & notes 39.19% U.S. Treasury 32.71%	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2016	$45,000	$46,958
U.S. Treasury 1.375% 2018[1]	77,775	78,840
U.S. Treasury 1.50% 2018	92,050	93,636
U.S. Treasury 1.00% 2019	8,710	8,746
U.S. Treasury 1.50% 2019	80,900	82,391
U.S. Treasury 1.50% 2019	10,000	10,176
U.S. Treasury 1.50% 2019	500	509
U.S. Treasury 1.625% 2019	528,425	540,230
U.S. Treasury 1.625% 2019	313,500	320,281
U.S. Treasury 1.625% 2019	243,150	248,536
U.S. Treasury 3.625% 2019[1]	78,000	84,929
U.S. Treasury 1.125% 2020	115,100	115,366
U.S. Treasury 1.25% 2020	296,675	298,749
U.S. Treasury 1.25% 2020	202,825	204,312
U.S. Treasury 1.375% 2020[1]	377,369	380,584
U.S. Treasury 1.375% 2020	84,650	85,397
U.S. Treasury 1.375% 2020	74,750	75,534
U.S. Treasury 1.50% 2020	59,650	60,574
U.S. Treasury 1.625% 2020	476,500	486,140
U.S. Treasury 1.625% 2020	47,000	47,963
U.S. Treasury 1.75% 2020	218,270	223,725
U.S. Treasury 1.75% 2020	18,300	18,760
U.S. Treasury 2.00% 2020	127,480	132,129
U.S. Treasury 1.125% 2021	1,163,932	1,159,788
U.S. Treasury 1.375% 2021	619,325	624,063
U.S. Treasury 2.125% 2021	205,000	213,327
U.S. Treasury 2.25% 2021	309,300	324,453
U.S. Treasury 3.625% 2021	10,900	12,138
U.S. Treasury 8.00% 2021	500	681
U.S. Treasury 1.625% 2022	25,768	25,973
U.S. Treasury 1.75% 2022	247,505	251,443
U.S. Treasury 1.875% 2022	76,000	77,788
U.S. Treasury 1.875% 2022	4,750	4,870
U.S. Treasury 2.125% 2022	85,340	88,710
U.S. Treasury 1.50% 2023	586,450	585,130
U.S. Treasury 1.75% 2023	41,975	42,581
U.S. Treasury 2.00% 2023	18,279	18,846
U.S. Treasury 2.25% 2024	42,265	44,092
U.S. Treasury 2.00% 2025	148,200	151,133
U.S. Treasury 2.00% 2025	82,660	84,478
U.S. Treasury 2.125% 2025	165,750	170,978
U.S. Treasury 2.25% 2025	16,000	16,662
U.S. Treasury 6.875% 2025	77,500	111,939
U.S. Treasury 1.625% 2026	291,294	287,312
U.S. Treasury 4.50% 2036	84,207	115,567
U.S. Treasury 2.75% 2042	21,250	21,954
The Bond Fund of America — Page 1 of 43

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2042	$4,300	$4,434
U.S. Treasury 2.875% 2043	118,300	124,695
U.S. Treasury 3.625% 2043	80,225	97,473
U.S. Treasury 2.50% 2045	32,500	31,703
U.S. Treasury 2.875% 2045	186,250	195,998
U.S. Treasury 3.00% 2045	617,272	666,753
U.S. Treasury 3.00% 2045	46,335	49,995
U.S. Treasury 2.50% 2046	495,175	482,999
		9,732,421
U.S. Treasury inflation-protected securities 6.48%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,465	21,475
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	102,820	104,715
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,495	24,221
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,740	18,075
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,013	34,342
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,488	13,914
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	99,223	99,724
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	124,909	130,254
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	239,188	244,676
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	292,795	306,432
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	23,275	27,298
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,749	5,514
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,700	4,776
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	293,723	285,934
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	78,028	73,503
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	150,412	168,916
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	34,557	33,552
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	315,471	329,783
		1,927,104
Total U.S. Treasury bonds & notes		11,659,525
Corporate bonds & notes 26.93% Financials 7.67%
ACE INA Holdings Inc. 2.30% 2020	15,615	15,892
ACE INA Holdings Inc. 2.875% 2022	7,095	7,330
ACE INA Holdings Inc. 3.15% 2025	4,360	4,492
ACE INA Holdings Inc. 3.35% 2026	7,100	7,420
ACE INA Holdings Inc. 4.35% 2045	11,010	12,033
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,815	1,814
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,250	4,308
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	795
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	762
Allianz SE, 5.625% 2042	€1,200	1,606
Allianz SE, 4.75% (undated)	800	989
American Campus Communities, Inc. 3.35% 2020	$16,670	17,050
American Campus Communities, Inc. 3.75% 2023	17,460	17,697
American Campus Communities, Inc. 4.125% 2024	10,945	11,292
American Express Co. 6.15% 2017	150	160
American Express Co. 1.55% 2018	15,500	15,456
American Tower Corp. 3.40% 2019	18,075	18,560
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,800
Assicurazioni Generali SPA 10.125% 2042	4,200	6,259
The Bond Fund of America — Page 2 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AvalonBay Communities, Inc. 3.625% 2020	$3,465	$3,623
AXA SA 8.60% 2030	6,715	8,864
Banco Nacional de Comercio Exterior SNC 4.375% 2025[3]	5,000	5,048
Bank of America Corp. 3.75% 2016	2,390	2,408
Bank of America Corp. 2.625% 2020	54,600	55,062
Bank of America Corp. 5.625% 2020	10,500	11,810
Bank of America Corp. 3.875% 2025	28,745	29,965
Bank of America Corp. 4.45% 2026	20,155	20,853
Bank of America Corp., Series L, 2.25% 2020	5,000	4,977
Bank of America Corp., Series L, 3.95% 2025	10,385	10,363
Bank of America Corp., Series DD, 6.30% (undated)	2,250	2,329
Bank of New York Mellon Corp. 2.50% 2021	7,375	7,529
Bank of Nova Scotia 1.95% 2019	3,830	3,861
Bank of Nova Scotia 2.45% 2021	4,920	4,957
Bank of Nova Scotia 4.50% 2025	22,000	22,016
Barclays Bank PLC 3.25% 2021	11,105	11,089
Barclays Bank PLC 10.179% 2021[3]	7,600	9,671
Barclays Bank PLC 3.65% 2025	40,470	38,034
Barclays Bank PLC 4.375% 2026	6,657	6,545
BB&T Corp. 2.45% 2020	13,500	13,746
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,098
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,311
Berkshire Hathaway Inc. 2.20% 2021	2,015	2,058
Berkshire Hathaway Inc. 2.75% 2023	8,495	8,674
Berkshire Hathaway Inc. 3.125% 2026	38,140	39,252
BNP Paribas 4.375% 2025[3]	9,550	9,533
Boston Properties, Inc. 3.65% 2026	7,750	8,031
BPCE SA group 2.65% 2021	4,500	4,546
BPCE SA group 5.70% 2023[3]	22,130	23,515
BPCE SA group 5.15% 2024[3]	9,845	10,077
BPCE SA group 4.50% 2025[3]	8,845	8,777
BPCE SA group 4.875% 2026[3]	4,000	3,975
Brandywine Operating Partnership, LP 5.70% 2017	25	26
Brandywine Operating Partnership, LP 3.95% 2023	100	99
Charles Schwab Corp. 2.20% 2018	1,390	1,410
Charles Schwab Corp. 3.45% 2026	5,526	5,781
CIT Group Inc. 3.875% 2019	4,250	4,250
Citigroup Inc. 1.70% 2018	19,500	19,442
Citigroup Inc. 2.15% 2018	7,250	7,292
Citigroup Inc. 2.55% 2019	15,080	15,319
Citigroup Inc. 8.50% 2019	5,695	6,790
Citigroup Inc. 2.70% 2021	18,585	18,751
Citigroup Inc. 3.70% 2026	24,260	24,959
Citigroup Inc. 4.60% 2026	18,385	18,897
Citigroup Inc. 4.45% 2027	10,710	10,806
CME Group Inc. 5.30% 2043	6,685	8,014
CNA Financial Corp. 3.95% 2024	6,705	6,679
Commonwealth Bank of Australia New York, 2.55% 2021	15,300	15,532
Communications Sales & Leasing, Inc. 6.00% 2023[3]	2,425	2,364
Communications Sales & Leasing, Inc. 8.25% 2023	1,916	1,787
Corporate Office Properties LP 5.25% 2024	936	965
Corporate Office Properties LP 5.00% 2025	6,320	6,388
Corporate Office Properties Trust 3.60% 2023	2,834	2,667
Credit Agricole SA 4.375% 2025[3]	15,695	15,411
The Bond Fund of America — Page 3 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.125% 2020[3]	$1,900	$1,892
Credit Suisse Group AG 3.80% 2022	18,903	18,846
Credit Suisse Group AG 3.75% 2025	15,925	15,248
Crescent Resources 10.25% 2017[3]	1,780	1,769
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,305
DDR Corp. 4.25% 2026	9,835	10,017
Developers Diversified Realty Corp. 7.50% 2017	16,896	17,803
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,274
Developers Diversified Realty Corp. 7.875% 2020	7,732	9,303
Discover Financial Services 2.00% 2018	5,200	5,176
Discover Financial Services 4.20% 2023	12,283	12,864
Eole Finance SPC, 2.341% 2024[3,4]	1,651	1,653
EPR Properties 4.50% 2025	8,650	8,411
Essex Portfolio L.P. 3.625% 2022	4,370	4,540
Essex Portfolio L.P. 3.25% 2023	4,935	4,924
Essex Portfolio L.P. 3.875% 2024	10,710	11,080
Essex Portfolio L.P. 3.50% 2025	6,315	6,328
Franklin Resources, Inc. 1.375% 2017	2,700	2,705
Franklin Resources, Inc. 2.80% 2022	1,300	1,313
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,541
Goldman Sachs Group, Inc. 1.712% 2020[5]	1,925	1,913
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,166
Goldman Sachs Group, Inc. 2.875% 2021	33,501	34,144
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,721
Goldman Sachs Group, Inc. 3.85% 2024	10,845	11,229
Goldman Sachs Group, Inc. 3.50% 2025	10,500	10,622
Goldman Sachs Group, Inc. 3.75% 2026	51,344	52,643
Goldman Sachs Group, Inc. 4.75% 2045	2,702	2,836
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,224
Goodman Funding Pty Ltd. 6.375% 2020[3]	7,425	8,563
Goodman Funding Pty Ltd. 6.00% 2022[3]	18,800	21,417
Hospitality Properties Trust 6.70% 2018	28,250	29,679
Hospitality Properties Trust 4.25% 2021	18,250	18,544
Hospitality Properties Trust 5.00% 2022	10,800	11,244
Hospitality Properties Trust 4.50% 2023	11,265	11,213
Hospitality Properties Trust 4.50% 2025	2,280	2,197
Hospitality Properties Trust 5.25% 2026	5,250	5,286
Host Hotels & Resorts LP 4.50% 2026	5,985	6,066
HSBC Bank PLC 1.50% 2018[3]	12,650	12,610
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,131
HSBC Holdings PLC 4.25% 2025	11,000	10,885
HSBC Holdings PLC 4.30% 2026	33,450	34,537
HSBK (Europe) BV 7.25% 2021[3]	3,710	3,743
Icahn Enterprises Finance Corp. 3.50% 2017	3,100	3,100
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,769
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	22,576
iStar Financial Inc. 4.00% 2017	775	761
iStar Financial Inc., Series B, 9.00% 2017	4,900	5,114
JPMorgan Chase & Co. 0.962% 2016[5]	300	300
JPMorgan Chase & Co. 2.25% 2020	30,645	30,915
JPMorgan Chase & Co. 2.55% 2020	14,230	14,437
JPMorgan Chase & Co. 2.12% 2021[5]	1,622	1,648
JPMorgan Chase & Co. 2.55% 2021	53,610	54,140
JPMorgan Chase & Co. 3.30% 2026	23,500	23,726
The Bond Fund of America — Page 4 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Keybank National Association 2.50% 2019	$13,500	$13,684
Kimco Realty Corp. 5.70% 2017	15,450	16,103
Kimco Realty Corp. 4.30% 2018	10,000	10,385
Kimco Realty Corp. 6.875% 2019	4,000	4,610
Kimco Realty Corp. 3.40% 2022	2,075	2,119
Leucadia National Corp. 5.50% 2023	4,695	4,421
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,373
Lloyds Banking Group PLC 4.50% 2024	20,200	20,338
Lloyds Banking Group PLC 3.50% 2025	3,300	3,419
Lloyds Banking Group PLC 4.582% 2025[3]	5,143	5,063
MetLife Global Funding I 2.30% 2019[3]	8,770	8,919
MetLife Global Funding I 2.00% 2020[3]	14,815	14,754
MetLife Global Funding I 2.50% 2020[3]	11,500	11,701
Metlife, Inc. 3.60% 2024	6,190	6,413
MetLife, Inc. 5.25% 2049	18,205	17,443
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[3]	18,500	18,831
Mizuho Bank Ltd. 2.15% 2018[3]	9,250	9,261
Morgan Stanley 3.80% 2016	3,850	3,858
Morgan Stanley 2.125% 2018	3,370	3,398
Morgan Stanley 2.80% 2020	10,460	10,668
Morgan Stanley 3.875% 2026	63,780	66,694
New York Life Global Funding 2.10% 2019[3]	17,000	17,304
New York Life Global Funding 1.95% 2020[3]	2,190	2,192
NN Group NV, 4.50% (undated)	€9,850	10,915
Nordea Bank AB 2.50% 2020[3]	$2,745	2,782
Nordea Bank AB 4.875% 2021[3]	7,825	8,486
Northern Trust Corp. 5.85% 2017[3]	1,050	1,127
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,713
PNC Bank 2.40% 2019	22,433	22,913
PNC Bank 2.30% 2020	12,500	12,638
PNC Bank 2.45% 2020	2,740	2,790
PNC Bank 2.60% 2020	1,775	1,816
PNC Financial Services Group, Inc. 2.854% 2022	9,189	9,308
PNC Financial Services Group, Inc. 3.90% 2024	1,486	1,566
PNC Funding Corp. 3.30% 2022	8,000	8,384
PNC Preferred Funding Trust I, junior subordinated 2.162% (undated)[3,5]	6,000	5,055
Prologis, Inc. 3.35% 2021	15,250	15,910
Prologis, Inc. 4.25% 2023	6,390	6,933
Prologis, Inc. 3.75% 2025	14,020	14,664
Prudential Financial, Inc. 3.50% 2024	4,900	4,991
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,670
Rabobank Nederland 2.25% 2019	13,000	13,207
Rabobank Nederland 2.50% 2021	25,325	25,629
Rabobank Nederland 4.625% 2023	11,935	12,624
Rabobank Nederland 3.375% 2025	2,250	2,314
Rabobank Nederland 4.375% 2025	25,975	26,908
Realogy Corp. 4.50% 2019[3]	3,050	3,145
Realogy Corp. 5.25% 2021[3]	550	571
Realogy Corp., Barclays PLC LOC, 4.40% 2016[4,5,6]	13	13
RSA Insurance Group PLC 9.375% 2039	£5,140	8,652
Scentre Group 2.375% 2019[3]	$810	812
Scentre Group 2.375% 2021[3]	11,410	11,338
Scentre Group 3.25% 2025[3]	13,305	13,071
Scentre Group 3.50% 2025[3]	19,000	19,145
The Bond Fund of America — Page 5 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Select Income REIT 4.15% 2022	$14,710	$14,621
Select Income REIT 4.50% 2025	3,295	3,143
Simon Property Group, LP 10.35% 2019	8,995	11,100
Simon Property Group, LP 2.50% 2021	6,205	6,348
Skandinaviska Enskilda 2.625% 2020[3]	6,000	6,074
Skandinaviska Enskilda 2.625% 2021	52,305	52,993
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,096
Sumitomo Mitsui Banking Corp. 2.45% 2020	4,775	4,828
Svenska Handelsbanken AB 2.25% 2019	11,100	11,282
Travelers Property Casualty Corp. 4.30% 2045	1,500	1,629
UBS Group AG 2.95% 2020[3]	13,500	13,564
UBS Group AG 4.125% 2025[3]	16,450	16,513
UDR, Inc. 3.70% 2020	1,430	1,502
UDR, Inc. 4.00% 2025	5,685	5,919
Unum Group 7.125% 2016	10,100	10,378
Unum Group 5.625% 2020	345	382
Unum Group 3.875% 2025	12,509	12,087
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,418
VEB Finance Ltd. 6.80% 2025[3]	500	504
WEA Finance LLC 2.70% 2019[3]	15,525	15,646
WEA Finance LLC 3.25% 2020[3]	34,845	35,643
WEA Finance LLC 3.75% 2024[3]	27,760	28,315
Wells Fargo & Co. 2.55% 2020	24,330	24,783
Wells Fargo & Co. 1.98% 2021[5]	4,885	4,969
Wells Fargo & Co. 2.50% 2021	29,350	29,756
Wells Fargo & Co. 4.65% 2044	2,313	2,380
Wells Fargo & Co. 4.90% 2045	2,312	2,486
Westpac Banking Corp. 2.60% 2020	5,000	5,111
		2,280,543
Health care 4.42%
AbbVie Inc. 1.80% 2018	6,400	6,447
AbbVie Inc. 2.50% 2020	12,585	12,833
AbbVie Inc. 2.90% 2022	19,810	20,196
AbbVie Inc. 3.20% 2022	2,140	2,217
AbbVie Inc. 3.60% 2025	24,825	26,120
AbbVie Inc. 4.50% 2035	12,465	12,995
AbbVie Inc. 4.70% 2045	7,420	7,924
Actavis Funding SCS 2.35% 2018	18,850	19,080
Actavis Funding SCS 3.00% 2020	30,580	31,542
Actavis Funding SCS 3.45% 2022	30,940	32,174
Actavis Funding SCS 3.80% 2025	39,570	41,255
Actavis Funding SCS 4.55% 2035	25,030	25,965
Actavis Funding SCS 4.75% 2045	53,870	57,293
Amgen Inc. 2.125% 2020	6,100	6,183
Amgen Inc. 2.70% 2022	2,590	2,644
AstraZeneca PLC 3.375% 2025	47,195	48,969
AstraZeneca PLC 4.375% 2045	6,955	7,426
Baxalta Inc. 2.875% 2020[3]	4,000	3,999
Baxalta Inc. 4.00% 2025[3]	19,985	20,356
Bayer AG 2.375% 2019[3]	5,150	5,313
Bayer AG 3.375% 2024[3]	4,670	4,931
Baylor Scott & White Holdings 4.185% 2045	2,000	2,034
Becton, Dickinson and Co. 1.80% 2017	8,500	8,540
The Bond Fund of America — Page 6 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 2.675% 2019	$10,285	$10,555
Becton, Dickinson and Co. 3.734% 2024	7,630	8,141
Becton, Dickinson and Co. 4.685% 2044	6,515	7,068
Biogen Inc. 2.90% 2020	5,640	5,813
Biogen Inc. 3.625% 2022	14,125	14,966
Biogen Inc. 4.05% 2025	24,440	26,180
Biogen Inc. 5.20% 2045	42,558	47,403
Boston Scientific Corp. 2.85% 2020	10,015	10,185
Boston Scientific Corp. 3.375% 2022	18,500	18,921
Boston Scientific Corp. 3.85% 2025	15,000	15,591
Cardinal Health, Inc. 1.90% 2017	5,650	5,689
Cardinal Health, Inc. 1.70% 2018	2,210	2,217
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,252
Celgene Corp. 3.625% 2024	15,400	15,951
Celgene Corp. 3.875% 2025	6,725	7,084
Celgene Corp. 4.625% 2044	1,215	1,243
Celgene Corp. 5.00% 2045	22,590	24,531
Centene Corp. 5.625% 2021[3]	10,700	11,181
Centene Corp. 4.75% 2022	2,525	2,563
Centene Corp. 6.125% 2024[3]	8,365	8,825
Concordia Healthcare Corp. 9.50% 2022[3]	5,590	5,422
Concordia Healthcare Corp. 7.00% 2023[3]	1,400	1,208
ConvaTec Finance International SA 8.25% 2019[3,7]	2,500	2,486
DaVita HealthCare Partners Inc. 5.00% 2025	1,765	1,752
DENTSPLY International Inc. 2.75% 2016	5,620	5,652
Dignity Health 3.125% 2022	4,100	4,193
DJO Finance LLC 10.75% 2020[3]	4,175	3,408
DJO Finco Inc. 8.125% 2021[3]	2,515	2,238
EMD Finance LLC 2.40% 2020[3]	37,585	37,576
EMD Finance LLC 2.95% 2022[3]	21,145	21,623
EMD Finance LLC 3.25% 2025[3]	56,485	56,501
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	1,325	1,259
Express Scripts Inc. 2.65% 2017	5,500	5,573
Gilead Sciences, Inc. 3.25% 2022	2,530	2,675
Gilead Sciences, Inc. 3.65% 2026	2,870	3,058
Gilead Sciences, Inc. 4.75% 2046	4,650	5,117
HCA Inc. 3.75% 2019	1,175	1,207
HCA Inc. 5.00% 2024	4,100	4,205
HCA Inc. 5.25% 2025	3,000	3,098
HCA Inc. 5.25% 2026	4,850	4,983
Healthsouth Corp. 5.75% 2024	575	585
Healthsouth Corp. 5.75% 2025	1,490	1,513
Humana Inc. 3.85% 2024	10,950	11,474
Humana Inc. 4.95% 2044	6,285	6,459
inVentiv Health Inc. 9.00% 2018[3]	4,140	4,295
inVentiv Health Inc. 10.00% 2018[3,7]	10,029	10,179
inVentiv Health Inc. 10.00% 2018	8,145	7,850
Johnson & Johnson 2.45% 2026	31,865	32,063
Johnson & Johnson 3.55% 2036	4,460	4,642
Johnson & Johnson 3.70% 2046	10,540	11,097
Kindred Healthcare, Inc. 8.00% 2020	625	623
Kinetic Concepts, Inc. 10.50% 2018	12,335	12,428
Kinetic Concepts, Inc. 12.50% 2019	7,835	6,841
Kinetic Concepts, Inc. 7.875% 2021[3]	5,850	6,201
The Bond Fund of America — Page 7 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Laboratory Corporation of America Holdings 3.20% 2022	$2,055	$2,087
Laboratory Corporation of America Holdings 3.60% 2025	4,800	4,870
Laboratory Corporation of America Holdings 4.70% 2045	9,480	9,499
Mallinckrodt PLC 4.875% 2020[3]	2,230	2,101
Mallinckrodt PLC 5.75% 2022[3]	689	638
McKesson Corp. 2.284% 2019	11,850	11,995
McKesson Corp. 3.796% 2024	4,345	4,543
Medtronic, Inc. 2.50% 2020	4,530	4,692
Medtronic, Inc. 3.50% 2025	23,900	25,541
Medtronic, Inc. 4.375% 2035	4,880	5,295
Medtronic, Inc. 4.625% 2045	11,195	12,538
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,000	1,021
Molina Healthcare, Inc. 5.375% 2022[3]	1,250	1,291
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	1,794	1,655
Pfizer Inc. 7.20% 2039	3,169	4,641
Quest Diagnostics Inc. 4.70% 2045	470	457
Quintiles Transnational Corp. 4.875% 2023[3]	780	801
Roche Holdings, Inc. 2.25% 2019[3]	16,720	17,244
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,823
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,688	6,197
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,8]	3,510	3,492
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,8]	2,715	2,701
St. Jude Medical, Inc. 2.80% 2020	11,640	11,920
St. Jude Medical, Inc. 3.875% 2025	11,500	12,008
Stryker Corp. 2.625% 2021	3,330	3,399
Tenet Healthcare Corp., First Lien, 4.75% 2020	485	500
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,755	5,088
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,250	1,263
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,317
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,230
Thermo Fisher Scientific Inc. 5.30% 2044	180	201
Trinity Health Corp 4.125% 2045	2,000	2,018
UnitedHealth Group Inc. 6.00% 2017	17,920	18,979
UnitedHealth Group Inc. 1.90% 2018	7,750	7,875
UnitedHealth Group Inc. 2.70% 2020	13,225	13,752
UnitedHealth Group Inc. 2.125% 2021	8,850	8,936
UnitedHealth Group Inc. 3.35% 2022	5,210	5,544
UnitedHealth Group Inc. 3.75% 2025	27,025	29,166
UnitedHealth Group Inc. 3.10% 2026	21,130	21,662
UnitedHealth Group Inc. 4.625% 2035	4,515	5,046
UnitedHealth Group Inc. 4.75% 2045	7,525	8,653
VPI Escrow Corp. 6.75% 2018[3]	900	821
VPI Escrow Corp. 6.375% 2020[3]	7,405	6,183
VRX Escrow Corp. 6.125% 2025[3]	725	560
WellPoint, Inc. 2.30% 2018	6,680	6,760
WellPoint, Inc. 2.25% 2019	18,500	18,620
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,022
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,514
Zimmer Holdings, Inc. 3.15% 2022	21,541	21,901
Zimmer Holdings, Inc. 3.55% 2025	5,200	5,266
Zimmer Holdings, Inc. 4.25% 2035	4,150	4,066
		1,315,671
The Bond Fund of America — Page 8 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 3.93%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	$2,600	$468
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	625	28
American Energy (Permian Basin) 7.125% 2020[3]	600	183
American Energy (Permian Basin) 7.375% 2021[3]	500	155
Anadarko Petroleum Corp. 5.95% 2016	13,500	13,722
Anadarko Petroleum Corp. 4.85% 2021	13,985	14,259
Anadarko Petroleum Corp. 5.55% 2026	13,845	14,024
Anadarko Petroleum Corp. 6.45% 2036	685	686
Anadarko Petroleum Corp. 6.20% 2040	635	613
Anadarko Petroleum Corp. 6.60% 2046	13,945	14,287
APT Pipelines Ltd. 4.20% 2025[3]	6,100	5,964
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,673
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	10,080	8,442
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,227
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,091
Canadian Natural Resources Ltd. 3.45% 2021	6,185	5,735
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,602
Canadian Natural Resources Ltd. 3.90% 2025	415	374
Cenovus Energy Inc. 3.00% 2022	19,115	17,029
Cenovus Energy Inc. 3.80% 2023	8,285	7,459
Chesapeake Energy Corp. 4.875% 2022	1,000	340
Chevron Corp. 3.326% 2025	3,000	3,093
Columbia Pipeline Partners LP 2.45% 2018[3]	7,500	7,429
Columbia Pipeline Partners LP 3.30% 2020[3]	1,090	1,085
Columbia Pipeline Partners LP 4.50% 2025[3]	1,360	1,353
Columbia Pipeline Partners LP 5.80% 2045[3]	2,135	2,171
ConocoPhillips 4.20% 2021	5,365	5,604
ConocoPhillips 4.95% 2026	20,905	21,875
ConocoPhillips 5.95% 2046	2,345	2,521
CONSOL Energy Inc. 5.875% 2022	4,150	3,011
DCP Midstream Operating LP 4.95% 2022	1,075	947
Denbury Resources Inc. 4.625% 2023	3,005	1,277
Devon Energy Corp. 2.25% 2018	10,160	9,490
Devon Energy Corp. 3.25% 2022	2,355	1,995
Devon Energy Corp. 5.00% 2045	8,695	6,513
Diamond Offshore Drilling, Inc. 4.875% 2043	36,050	23,885
Ecopetrol SA 5.875% 2023	1,555	1,537
Ecopetrol SA 5.375% 2026	2,695	2,457
Ecopetrol SA 5.875% 2045	4,730	3,747
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,628
Enbridge Energy Partners, LP 4.375% 2020	18,415	18,000
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,504
Enbridge Energy Partners, LP 4.20% 2021	6,100	5,800
Enbridge Energy Partners, LP 5.875% 2025	45,055	45,530
Enbridge Energy Partners, LP 5.50% 2040	3,500	2,859
Enbridge Energy Partners, LP 7.375% 2045	50,055	50,753
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,000	20,587
Enbridge Inc. 5.60% 2017	17,750	17,881
Enbridge Inc. 4.00% 2023	22,440	21,385
Enbridge Inc. 3.50% 2024	11,975	10,814
Energy Transfer Partners, LP 7.50% 2020	3,400	3,289
Energy Transfer Partners, LP 5.875% 2024	1,575	1,355
Energy Transfer Partners, LP 4.75% 2026	13,700	12,590
Energy Transfer Partners, LP 5.50% 2027	1,650	1,324
The Bond Fund of America — Page 9 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.125% 2045	$19,445	$17,513
EnLink Midstream Partners, LP 4.40% 2024	10,930	8,795
EnLink Midstream Partners, LP 4.15% 2025	17,935	13,912
EnLink Midstream Partners, LP 5.05% 2045	2,975	2,008
Ensco PLC 5.20% 2025	1,860	1,046
Ensco PLC 5.75% 2044	2,705	1,342
Enterprise Products Operating LLC 3.90% 2024	790	800
Enterprise Products Operating LLC 3.70% 2026	1,070	1,065
Enterprise Products Operating LLC 4.85% 2044	1,775	1,672
Enterprise Products Operating LLC 4.90% 2046	1,895	1,829
EOG Resources, Inc. 4.15% 2026	7,335	7,621
Exxon Mobil Corp. 1.708% 2019	7,900	8,001
Exxon Mobil Corp. 2.222% 2021	28,635	29,155
Exxon Mobil Corp. 2.726% 2023	7,900	8,044
Exxon Mobil Corp. 3.043% 2026	27,710	28,409
Exxon Mobil Corp. 4.114% 2046	5,850	6,221
Gazprom OJSC 6.51% 2022[3]	8,350	8,761
Genesis Energy, LP 6.75% 2022	1,725	1,619
Halliburton Co. 3.375% 2022	7,625	7,769
Halliburton Co. 3.80% 2025	28,455	28,506
Halliburton Co. 4.85% 2035	19,710	19,750
Halliburton Co. 5.00% 2045	13,370	13,141
Husky Energy Inc. 6.20% 2017	350	366
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,304
Kinder Morgan Energy Partners, LP 6.85% 2020	8,840	9,671
Kinder Morgan Energy Partners, LP 3.50% 2021	955	921
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	4,857
Kinder Morgan Energy Partners, LP 4.15% 2024	3,580	3,377
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	9,206
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,358
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	1,886
Kinder Morgan Energy Partners, LP 5.40% 2044	4,850	4,205
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	977
Kinder Morgan Finance Co. 5.05% 2046	9,250	7,884
Kinder Morgan, Inc. 3.05% 2019	6,810	6,712
Kinder Morgan, Inc. 4.30% 2025	27,910	26,608
Kinder Morgan, Inc. 5.30% 2034	5,825	5,051
Kinder Morgan, Inc. 5.55% 2045	17,780	15,859
NGL Energy Partners LP 6.875% 2021	2,625	1,562
NGPL PipeCo LLC 7.119% 2017[3]	3,300	3,205
NGPL PipeCo LLC 9.625% 2019[3]	2,725	2,684
Noble Corp PLC 5.00% 2018	400	372
Noble Corp PLC 5.95% 2025	7,650	4,980
Noble Corp PLC 6.95% 2045	4,155	2,336
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,4]	4,596	1,494
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,4]	9,339	2,148
PDC Energy Inc. 7.75% 2022	1,250	1,253
Peabody Energy Corp. 6.00% 2018	23,420	1,727
Petrobras Global Finance Co. 6.85% 2115	1,910	1,322
Petróleos Mexicanos 6.375% 2021[3]	13,550	14,485
Petróleos Mexicanos 4.50% 2026	6,725	6,281
Petróleos Mexicanos 6.875% 2026[3]	17,460	18,944
Petróleos Mexicanos 7.47% 2026	MXN200,000	9,794
Petróleos Mexicanos 5.50% 2044	$19,110	16,005
The Bond Fund of America — Page 10 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.625% 2046	$1,150	$971
Phillips 66 Partners LP 3.605% 2025	2,570	2,341
Phillips 66 Partners LP 4.68% 2045	205	171
Pioneer Natural Resources Co. 3.45% 2021	8,110	8,080
Pioneer Natural Resources Co. 4.45% 2026	7,020	7,092
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,4]	7,644	5,771
QGOG Constellation SA 6.25% 2019[3]	2,775	1,610
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,4]	2,621	2,805
Ras Laffan Liquefied Natural Gas III 6.332% 2027[4]	1,000	1,111
Rice Energy Inc. 6.25% 2022	500	438
Sabine Pass Liquefaction, LLC 5.625% 2021	1,550	1,498
Sabine Pass Liquefaction, LLC 5.75% 2024	1,000	960
Sabine Pass Liquefaction, LLC 5.625% 2025	4,025	3,854
Schlumberger BV 3.00% 2020[3]	20,337	20,640
Schlumberger BV 3.625% 2022[3]	16,485	16,981
Schlumberger BV 4.00% 2025[3]	25,830	26,711
Seven Generations Energy Ltd. 6.75% 2023[3]	1,350	1,286
SM Energy Co. 5.625% 2025	1,800	1,259
Southwestern Energy Co. 4.10% 2022	2,800	1,876
Southwestern Energy Co. 4.95% 2025	28,855	19,910
Targa Resources Corp. 4.125% 2019	2,075	1,970
Targa Resources Partners LP 6.75% 2024[3]	650	642
TC PipeLines, LP 4.375% 2025	18,045	15,691
Teekay Corp. 8.50% 2020[3]	9,310	6,470
Teekay Corp. 8.50% 2020	4,235	2,943
Tesoro Logistics LP 5.50% 2019[3]	1,425	1,421
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,130
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,470	4,831
Transocean Inc. 5.80% 2016	2,405	2,407
Transocean Inc. 7.125% 2021	1,865	1,264
Transocean Inc. 4.30% 2022	5,135	2,863
Transportadora de Gas Peru SA 4.25% 2028[3,4]	4,155	4,051
Weatherford International PLC 4.50% 2022	2,045	1,646
Weatherford International PLC 6.75% 2040	1,180	844
Western Gas Partners LP 2.60% 2018	515	490
Western Gas Partners LP 4.00% 2022	5,370	4,816
Western Gas Partners LP 3.95% 2025	4,415	3,791
Williams Companies, Inc. 3.70% 2023	2,830	2,130
Williams Partners LP 5.25% 2020	4,125	3,958
Williams Partners LP 3.60% 2022	13,750	11,305
Williams Partners LP 4.50% 2023	3,975	3,383
Williams Partners LP 4.30% 2024	22,380	18,648
Williams Partners LP 3.90% 2025	4,530	3,671
Williams Partners LP 4.00% 2025	30,855	24,886
Williams Partners LP 5.40% 2044	8,000	6,013
Williams Partners LP 4.90% 2045	1,950	1,403
Williams Partners LP 5.10% 2045	19,200	13,862
Woodside Finance Ltd. 4.60% 2021[3]	9,565	9,927
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,376
WPX Energy Inc. 7.50% 2020	1,400	1,103
YPF Sociedad Anónima 8.50% 2021[3]	4,800	4,818
The Bond Fund of America — Page 11 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
YPF Sociedad Anónima 8.50% 2025[3]	$7,700	$7,546
YPF Sociedad Anónima 8.50% 2025	600	588
		1,168,715
Consumer discretionary 3.18%
21st Century Fox America, Inc. 4.95% 2045	6,290	6,753
Amazon.com, Inc. 3.80% 2024	8,775	9,610
Amazon.com, Inc. 4.95% 2044	6,075	7,030
American Honda Finance Corp. 2.25% 2019	13,500	13,824
Boyd Gaming Corp. 6.875% 2023	8,000	8,560
Boyd Gaming Corp. 6.375% 2026[3]	975	1,016
Cablevision Systems Corp. 6.75% 2021	2,000	2,059
CBS Corp. 1.95% 2017	2,000	2,012
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	11,125	11,381
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	14,540	15,250
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	42,290	44,690
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	5,475	5,680
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	11,875	13,112
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,350	11,551
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	3,950	3,930
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,875	1,730
Comcast Corp. 3.15% 2026	16,530	17,230
Cumulus Media Holdings Inc. 7.75% 2019	2,445	941
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	3,000	2,040
Daimler Finance NA LLC 2.70% 2020[3]	3,500	3,557
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,296
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	13,119
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,525
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,828
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	6,683	6,731
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	26,861
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	8,175	8,305
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,500	6,639
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,608
DISH DBS Corp. 4.25% 2018	3,550	3,647
Dollar General Corp. 4.125% 2017	938	969
Dollar General Corp. 1.875% 2018	1,817	1,829
Expedia, Inc. 5.00% 2026[3]	7,225	7,254
Ford Motor Co. 4.75% 2043	2,500	2,504
Ford Motor Credit Co. 2.145% 2018	11,615	11,607
Ford Motor Credit Co. 2.375% 2018	7,440	7,478
Ford Motor Credit Co. 2.375% 2019	22,325	22,478
Ford Motor Credit Co. 2.597% 2019	21,820	21,940
Ford Motor Credit Co. 2.459% 2020	8,040	7,997
Ford Motor Credit Co. 3.157% 2020	24,000	24,516
Ford Motor Credit Co. 3.20% 2021	17,600	18,024
Ford Motor Credit Co. 3.219% 2022	8,750	8,929
Ford Motor Credit Co. 4.134% 2025	6,300	6,560
Ford Motor Credit Co. 4.389% 2026	26,000	27,606
GameStop Corp. 6.75% 2021[3]	1,050	1,018
Gannett Co., Inc. 4.875% 2021[3]	760	785
General Motors Co. 4.00% 2025	1,745	1,706
General Motors Co. 5.00% 2035	2,000	1,894
General Motors Co. 6.60% 2036	2,840	3,135
The Bond Fund of America — Page 12 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 6.75% 2046	$7,055	$8,049
General Motors Financial Co. 3.10% 2019	6,000	6,107
General Motors Financial Co. 3.50% 2019	3,715	3,813
General Motors Financial Co. 3.70% 2020	2,270	2,317
General Motors Financial Co. 4.20% 2021	13,500	13,965
General Motors Financial Co. 4.375% 2021	9,100	9,421
General Motors Financial Co. 3.45% 2022	18,855	18,548
General Motors Financial Co. 4.30% 2025	17,385	17,248
General Motors Financial Co. 5.25% 2026	2,000	2,103
Grupo Televisa, SAB 6.625% 2040	5,200	5,748
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,210
Home Depot, Inc. 2.00% 2021	$8,157	8,251
Home Depot, Inc. 4.25% 2046	1,200	1,324
Hyundai Capital America 2.60% 2020[3]	2,445	2,449
Hyundai Capital America 3.00% 2020[3]	2,000	2,032
Limited Brands, Inc. 6.875% 2035	1,325	1,445
McClatchy Co. 9.00% 2022	1,300	1,218
McDonald’s Corp. 2.75% 2020	695	721
McDonald’s Corp. 3.70% 2026	11,350	12,055
McDonald’s Corp. 4.70% 2035	4,540	4,896
McDonald’s Corp. 4.875% 2045	6,300	6,912
MGM Resorts International 8.625% 2019	1,750	1,999
NBC Universal Enterprise, Inc. 1.307% 2018[3,5]	10,425	10,413
NBC Universal Enterprise, Inc. 5.25% 2049[3]	17,895	18,477
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,600	1,384
Newell Rubbermaid Inc. 2.60% 2019	19,995	20,304
Newell Rubbermaid Inc. 3.15% 2021	33,380	34,343
Newell Rubbermaid Inc. 3.85% 2023	21,775	22,625
Newell Rubbermaid Inc. 4.20% 2026	50,015	52,415
Newell Rubbermaid Inc. 5.375% 2036	3,690	3,931
Newell Rubbermaid Inc. 5.50% 2046	46,170	50,173
RCI Banque 3.50% 2018[3]	13,500	13,894
Seminole Tribe of Florida 7.804% 2020[3,4]	3,862	3,997
Sotheby’s Holdings, Inc. 5.25% 2022[3]	1,050	945
Starbucks Corp. 2.10% 2021	4,260	4,341
Starbucks Corp. 2.70% 2022	2,675	2,777
Starbucks Corp. 4.30% 2045	3,565	3,976
Thomson Reuters Corp. 1.30% 2017	1,890	1,887
Thomson Reuters Corp. 1.65% 2017	10,990	11,008
Thomson Reuters Corp. 6.50% 2018	21,175	23,358
Thomson Reuters Corp. 4.30% 2023	8,805	9,367
Thomson Reuters Corp. 5.65% 2043	1,905	2,040
TI Automotive Ltd. 8.75% 2023[3]	1,155	1,115
Time Warner Cable Inc. 6.75% 2018	11,650	12,826
Time Warner Inc. 6.20% 2040	9,450	10,882
Time Warner Inc. 4.85% 2045	10,550	10,777
Toyota Motor Credit Corp. 1.70% 2019	1,000	1,010
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,917
WPP Finance 2010 3.75% 2024	3,000	3,043
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	1,075	993
Wynn Macau, Ltd. 5.25% 2021[3]	3,500	3,316
The Bond Fund of America — Page 13 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
ZF Friedrichshafen AG 4.50% 2022[3]	$570	$584
ZF Friedrichshafen AG 4.75% 2025[3]	1,065	1,064
		946,757
Utilities 2.50%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,184
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	606
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,830
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,220
AES Corp. 5.50% 2025	1,700	1,649
Ameren Corp. 3.65% 2026	6,294	6,471
American Electric Power Co. 1.65% 2017	7,180	7,140
American Electric Power Co. 2.95% 2022	14,416	14,628
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,105
Berkshire Hathaway Energy Co. 3.50% 2025	5,315	5,623
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,143
CMS Energy Corp. 8.75% 2019	13,435	16,253
CMS Energy Corp. 6.25% 2020	5,000	5,753
CMS Energy Corp. 5.05% 2022	19,379	21,718
CMS Energy Corp. 3.875% 2024	16,225	17,195
CMS Energy Corp. 3.60% 2025	5,763	5,965
CMS Energy Corp. 4.70% 2043	4,786	4,980
Colbun SA 6.00% 2020[3]	2,400	2,641
Colbun SA 4.50% 2024[3]	2,450	2,515
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,581
Comision Federal de Electricidad 6.125% 2045[3]	2,000	1,995
Consumers Energy Co. 5.65% 2020	613	699
Dominion Gas Holdings LLC 2.50% 2019	7,300	7,419
Dominion Resources, Inc. 4.104% 2021	28,834	29,531
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	9,009
Duke Energy Carolinas, Inc. 3.875% 2046	2,500	2,566
Duke Energy Corp. 3.95% 2023	2,835	3,017
Duke Energy Corp. 3.75% 2024	19,323	20,244
Duke Energy Corp. 4.80% 2045[8]	5,030	5,519
Dynegy Finance Inc. 7.375% 2022	700	651
Dynegy Finance Inc. 7.625% 2024	4,675	4,266
E.ON International Finance BV 5.80% 2018[3]	15,000	16,095
EDP Finance BV 4.125% 2020[3]	30,600	30,796
EDP Finance BV 5.25% 2021[3]	7,000	7,320
Electricité de France SA 3.625% 2025[3]	5,175	5,288
Electricité de France SA 4.875% 2044[3]	3,850	3,865
Electricité de France SA 4.95% 2045[3]	10,000	10,337
Electricité de France SA 5.25% (undated)[3]	4,750	4,364
Electricité de France SA 6.00% 2114	£300	540
Empresa Nacional de Electricidad SA 4.25% 2024	$1,500	1,566
Enel Finance International SA 5.125% 2019[3]	2,000	2,205
Enel Finance International SA 6.00% 2039[3]	2,210	2,603
Enel Società per Azioni 8.75% 2073[3]	9,500	10,616
Entergy Corp. 4.70% 2017	9,900	10,082
Eversource Energy 2.50% 2021	10,000	10,149
Eversource Energy 2.80% 2023	3,000	2,985
Exelon Corp. 2.85% 2020	215	220
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,385
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,172
The Bond Fund of America — Page 14 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 5.75% 2018	$15,700	$16,922
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,720
Mississippi Power Co. 4.25% 2042	1,853	1,432
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	25,665
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	3,330	3,394
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,848
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,717	11,180
Niagara Mohawk Power Corp. 3.508% 2024[3]	10,470	10,842
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	4,137
Northeast Utilities 3.15% 2025	5,710	5,699
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	5	7
NRG Energy, Inc. 6.25% 2022	1,705	1,594
NV Energy, Inc 6.25% 2020	31,400	36,311
Ohio Power Co., Series G, 6.60% 2033	2,090	2,580
Ohio Power Co., Series H, 6.60% 2033	353	450
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,641
Pacific Gas and Electric Co. 3.25% 2021	1,310	1,376
Pacific Gas and Electric Co. 3.25% 2023	14,072	14,605
Pacific Gas and Electric Co. 3.85% 2023	92	99
Pacific Gas and Electric Co. 3.40% 2024	5,358	5,602
Pacific Gas and Electric Co. 3.75% 2024	862	919
Pacific Gas and Electric Co. 2.95% 2026	5,120	5,211
Pacific Gas and Electric Co. 3.75% 2042	357	342
Pacific Gas and Electric Co. 4.25% 2046	6,938	7,404
PacifiCorp., First Mortgage Bonds, 2.95% 2023	2,341	2,405
PacifiCorp. 3.35% 2025	5,900	6,231
PacifiCorp., First Mortgage Bonds, 7.70% 2031	2,905	4,201
PG&E Corp. 2.40% 2019	4,945	5,015
Progress Energy, Inc. 7.05% 2019	8,590	9,790
Progress Energy, Inc. 4.40% 2021	1,500	1,622
Progress Energy, Inc. 7.00% 2031	4,000	5,094
Progress Energy, Inc. 7.75% 2031	6,170	8,408
Public Service Co. of Colorado 5.80% 2018	9,606	10,518
Public Service Co. of Colorado 5.125% 2019	1,486	1,644
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,051
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,519
Public Service Electric and Gas Co. 3.00% 2025	237	245
Puget Energy Inc. 3.65% 2025	934	942
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,086	14,034
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,500	9,697
Puget Sound Energy, Inc., First Lien, 5.625% 2022	20,391	22,876
Southern California Edison Co. 1.845% 2022[4]	10,007	9,890
Southern Co. 2.15% 2019	9,325	9,378
Tampa Electric Co. 2.60% 2022	4,825	4,804
Teco Finance, Inc. 5.15% 2020	10,733	11,685
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,4]	522	546
Virginia Electric and Power Co. 1.20% 2018	5,000	4,984
Virginia Electric and Power Co. 4.45% 2044	6,000	6,573
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,532
Xcel Energy Inc 2.40% 2021	13,200	13,367
Xcel Energy Inc. 4.70% 2020	18,451	20,268
The Bond Fund of America — Page 15 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 3.30% 2025	$8,094	$8,320
Xcel Energy Inc. 6.50% 2036	7,243	9,413
		744,736
Consumer staples 2.23%
Altria Group, Inc. 2.625% 2020	15,195	15,725
Altria Group, Inc. 2.95% 2023	6,500	6,742
Altria Group, Inc. 4.00% 2024	3,600	3,971
Altria Group, Inc. 9.95% 2038	6,350	11,203
Altria Group, Inc. 10.20% 2039	4,000	7,351
Altria Group, Inc. 4.50% 2043	3,500	3,777
Altria Group, Inc. 5.375% 2044	13,605	16,693
Anheuser-Busch InBev NV 1.90% 2019	2,750	2,791
Anheuser-Busch InBev NV 2.65% 2021	70,335	72,355
Anheuser-Busch InBev NV 3.30% 2023	14,355	14,941
Anheuser-Busch InBev NV 3.65% 2026	70,095	73,805
Anheuser-Busch InBev NV 4.70% 2036	18,655	20,204
Anheuser-Busch InBev NV 4.90% 2046	21,610	24,204
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	18,756
British American Tobacco International Finance PLC 2.75% 2020[3]	6,200	6,382
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,788
British American Tobacco International Finance PLC 3.95% 2025[3]	6,200	6,798
Coca-Cola Co. 1.80% 2016	10,500	10,554
CVS Caremark Corp. 1.90% 2018	5,150	5,229
CVS Caremark Corp. 2.80% 2020	5,150	5,352
CVS Caremark Corp. 3.50% 2022	5,150	5,531
CVS Caremark Corp. 5.125% 2045	1,105	1,286
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,060
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,720
Kraft Foods Inc. 6.50% 2040	2,000	2,504
Kroger Co. 2.00% 2019	4,430	4,496
Kroger Co. 2.60% 2021	11,665	12,029
Kroger Co. 3.50% 2026	2,980	3,140
Pernod Ricard SA 2.95% 2017[3]	13,500	13,637
Pernod Ricard SA 4.45% 2022[3]	36,850	39,849
Philip Morris International Inc. 1.875% 2021	6,925	6,968
Philip Morris International Inc. 2.75% 2026	16,015	16,343
Philip Morris International Inc. 4.25% 2044	15,000	15,921
Reynolds American Inc. 2.30% 2018	4,365	4,455
Reynolds American Inc. 3.25% 2020	12,135	12,712
Reynolds American Inc. 3.25% 2022	19,360	20,376
Reynolds American Inc. 4.00% 2022	4,140	4,508
Reynolds American Inc. 4.85% 2023	3,750	4,245
Reynolds American Inc. 4.45% 2025	28,685	31,633
Reynolds American Inc. 5.70% 2035	2,005	2,352
Reynolds American Inc. 4.75% 2042	2,500	2,618
Reynolds American Inc. 6.15% 2043	4,640	5,730
Reynolds American Inc. 5.85% 2045	33,415	40,771
Tyson Foods, Inc. 3.95% 2024	8,495	9,076
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,508
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,879
WM. Wrigley Jr. Co 3.375% 2020[3]	48,819	50,912
		662,880
The Bond Fund of America — Page 16 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 1.09%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 8.46% 2036	MXN27,000	$1,522
AT&T Inc. 3.00% 2022	$14,600	14,841
AT&T Inc. 3.40% 2025	21,640	21,735
AT&T Inc. 4.125% 2026	13,200	13,974
AT&T Inc. 8.25% 2031	4,784	6,574
AT&T Inc. 4.50% 2035	21,330	21,135
AT&T Inc. 4.30% 2042	10,535	9,682
AT&T Inc. 4.80% 2044	3,170	3,115
AT&T Inc. 4.35% 2045	5,845	5,398
AT&T Inc. 4.75% 2046	16,122	15,793
AT&T Inc. 5.65% 2047	5,600	6,206
CenturyLink, Inc. 7.50% 2024	2,925	2,936
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,850	5,852
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,728
Digicel Group Ltd. 6.00% 2021[3]	4,465	4,018
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,545
France Télécom 9.00% 2031	5,053	7,690
Frontier Communications Corp. 10.50% 2022[3]	6,615	6,805
Frontier Communications Corp. 11.00% 2025[3]	3,900	3,934
Inmarsat PLC 4.875% 2022[3]	700	663
Intelsat Jackson Holding Co. 7.25% 2019	1,000	743
Intelsat Jackson Holding Co. 7.25% 2020	4,050	2,632
Intelsat Jackson Holding Co. 6.625% 2022	3,450	1,863
Intelsat Jackson Holding Co. 8.00% 2024[3]	11,000	11,357
LightSquared, Term Loan, 9.75% 2020[4,5,6,7]	11,942	10,688
MetroPCS Wireless, Inc. 6.25% 2021	5,600	5,907
Numericable Group SA 4.875% 2019[3]	6,675	6,675
Orange SA 2.75% 2019	6,830	7,046
SoftBank Corp. 4.50% 2020[3]	2,050	2,083
Sprint Nextel Corp. 7.00% 2020	4,060	3,248
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,779
T-Mobile US, Inc. 6.50% 2026	1,200	1,253
Trilogy International Partners, LLC 10.25% 2016[3]	3,350	2,969
Verizon Communications Inc. 4.272% 2036	48,682	48,611
Verizon Communications Inc. 4.522% 2048	38,878	39,122
Wind Acquisition SA 4.75% 2020[3]	625	594
Wind Acquisition SA 7.375% 2021[3]	7,350	6,688
Windstream Holdings, Inc. 7.75% 2021	1,050	862
		324,266
Industrials 0.84%
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,061
AECOM Technology Corp. 5.875% 2024	725	754
Ashtead Capital Inc. 6.50% 2022[3]	200	214
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	8,745	6,646
Autoridad del Canal de Panama 4.95% 2035[3,4]	3,200	3,377
Boeing Company 1.65% 2020	1,155	1,156
Boeing Company 2.20% 2022	2,650	2,638
Builders Firstsource 7.625% 2021[3]	1,975	2,061
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,6]	555	463
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	573	478
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	99	82
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	791	660
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	514	529
The Bond Fund of America — Page 17 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	$2,324	$2,367
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,363	3,436
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	40	42
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	5,480	5,860
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	429	444
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	144	156
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	5,676	5,888
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	7,704	8,356
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	6,318	6,948
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	2,834
Corporate Risk Holdings LLC 13.50% 2020[3,7,8]	1,069	994
DAE Aviation Holdings, Inc. 10.00% 2023[3]	930	893
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	1,130	1,284
ENA Norte Trust 4.95% 2028[3,4]	2,996	3,026
Euramax International, Inc. 12.00% 2020[3]	3,125	2,859
European Aeronautic Defence and Space Company 2.70% 2023[3]	3,000	3,047
FedEx Corp. 3.25% 2026	16,100	16,542
FedEx Corp. 4.75% 2045	1,080	1,148
Gardner Denver, Inc. 6.875% 2021[3]	1,250	1,028
General Electric Capital Corp. 2.95% 2016	2,790	2,797
General Electric Capital Corp. 2.342% 2020[3]	16,841	17,279
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,469
General Electric Co. 5.25% 2017	4,377	4,694
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	1,644
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[4,5,6,8,9]	280	—
HD Supply, Inc. 5.25% 2021[3]	600	632
HDTFS Inc. 5.875% 2020	1,575	1,610
KLX Inc. 5.875% 2022[3]	1,825	1,816
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	16,542	16,542
Lockheed Martin Corp. 1.85% 2018	3,465	3,507
Lockheed Martin Corp. 2.50% 2020	11,310	11,602
Lockheed Martin Corp. 3.10% 2023	4,345	4,515
Lockheed Martin Corp. 3.55% 2026	16,820	17,841
Lockheed Martin Corp. 4.50% 2036	3,830	4,134
Lockheed Martin Corp. 4.70% 2046	7,255	8,148
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	4,000	2,670
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,175	794
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	867
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	625	653
Nortek Inc. 8.50% 2021	1,990	2,075
Ply Gem Industries, Inc. 6.50% 2022	3,375	3,371
Ply Gem Industries, Inc. 6.50% 2022	1,225	1,207
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,722
R.R. Donnelley & Sons Co. 7.625% 2020	475	481
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,633
R.R. Donnelley & Sons Co. 7.00% 2022	250	233
R.R. Donnelley & Sons Co. 6.50% 2023	750	645
Red de Carreteras de Occidente 9.00% 2028[4]	MXN61,570	3,620
Republic Services, Inc. 3.55% 2022	$500	529
Republic Services, Inc. 5.70% 2041	2,000	2,360
Siemens AG 2.15% 2020[3]	5,000	5,078
Siemens AG 2.90% 2022[3]	5,000	5,211
Siemens AG 4.40% 2045[3]	3,000	3,300
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	4,075	3,240
The Bond Fund of America — Page 18 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 5.75% 2017	$12,250	$13,103
United Rentals, Inc. 5.50% 2025	700	694
Virgin Australia Holdings Ltd. 8.50% 2019[3]	800	793
Waste Management, Inc. 2.60% 2016	3,200	3,221
		248,001
Information technology 0.54%
Apple Inc. 2.25% 2021	19,600	19,988
Apple Inc. 3.25% 2026	21,000	21,931
Apple Inc. 4.65% 2046	4,000	4,379
First Data Corp. 5.375% 2023[3]	1,425	1,466
First Data Corp. 5.00% 2024[3]	8,925	8,970
Freescale Semiconductor, Inc. 5.00% 2021[3]	1,900	1,976
Freescale Semiconductor, Inc. 6.00% 2022[3]	1,500	1,594
Harris Corp. 1.999% 2018	6,800	6,792
Harris Corp. 2.70% 2020	3,010	3,022
Harris Corp. 3.832% 2025	1,890	1,951
Harris Corp. 4.854% 2035	11,100	11,575
Harris Corp. 5.054% 2045	9,555	10,223
International Business Machines Corp. 3.45% 2026	3,400	3,575
Microsoft Corp. 3.125% 2025	5,800	6,101
Microsoft Corp. 4.45% 2045	4,505	4,993
Oracle Corp. 2.80% 2021	5,600	5,870
Qorvo, Inc. 7.00% 2025[3]	1,825	1,916
QUALCOMM Inc. 3.45% 2025	10,300	10,677
QUALCOMM Inc. 4.80% 2045	5,000	4,966
Visa Inc. 3.15% 2025	13,200	13,802
Western Digital Corp. 7.375% 2023[3]	5,225	5,343
Western Digital Corp. 10.50% 2024[3]	7,485	7,508
Xerox Corp. 2.95% 2017	2,535	2,551
		161,169
Materials 0.53%
Agrium Inc. 4.125% 2035	4,945	4,312
Aleris International, Inc. 9.50% 2021[3]	3,250	3,321
ArcelorMittal 6.50% 2021	2,475	2,450
ArcelorMittal 6.125% 2025	1,200	1,116
ArcelorMittal 7.75% 2041	4,995	4,296
Ashland Inc. 4.75% 2022	525	535
Ball Corp. 4.375% 2020	950	987
BHP Billiton Finance Ltd. 6.25% 2075[3]	7,995	8,075
BHP Billiton Finance Ltd. 6.75% 2075[3]	9,445	9,457
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,045
Chemours Co. 6.625% 2023[3]	8,585	7,040
Chemours Co. 7.00% 2025[3]	1,705	1,375
CRH America, Inc. 3.875% 2025[3]	6,100	6,368
CRH America, Inc. 5.125% 2045[3]	3,000	3,078
E.I. du Pont de Nemours and Co. 5.25% 2016	500	515
Eastman Chemical Co. 3.80% 2025	5,300	5,447
Ecolab Inc. 3.25% 2023	2,260	2,327
First Quantum Minerals Ltd. 6.75% 2020[3]	7,424	5,123
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	3,408
First Quantum Minerals Ltd. 7.25% 2022[3]	1,775	1,198
FMG Resources 9.75% 2022[3]	7,600	7,619
The Bond Fund of America — Page 19 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	$2,755	$1,935
Georgia Gulf Corp. 4.625% 2021	1,400	1,360
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,237
Holcim Ltd. 6.00% 2019[3]	1,607	1,796
Holcim Ltd. 5.15% 2023[3]	3,315	3,579
Huntsman International LLC 4.875% 2020	1,810	1,801
International Paper Co. 3.65% 2024	8,900	9,051
JMC Steel Group Inc. 8.25% 2018[3]	4,805	4,324
Monsanto Co. 2.75% 2021	2,425	2,482
Monsanto Co. 3.375% 2024	7,400	7,541
Packaging Corp. of America 4.50% 2023	1,585	1,665
Praxair, Inc. 2.25% 2020	9,405	9,540
Rayonier Advanced Materials Inc. 5.50% 2024[3]	750	619
Reynolds Group Inc. 5.75% 2020	6,080	6,255
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	10,933
Ryerson Inc. 11.25% 2018	2,854	1,926
Standard Industries Inc. 5.125% 2021[3]	1,175	1,209
Standard Industries Inc. 5.50% 2023[3]	1,175	1,204
Walter Energy, Inc. 9.50% 2019[3,9]	5,125	666
Yara International ASA 7.875% 2019[3]	2,175	2,471
		156,686
Total corporate bonds & notes		8,009,424
Mortgage-backed obligations 19.24% Federal agency mortgage-backed obligations 15.36%
Fannie Mae 3.292% 2017[4]	2,764	2,818
Fannie Mae 11.00% 2020[4]	17	19
Fannie Mae 5.00% 2023[4]	1,227	1,334
Fannie Mae 5.50% 2023[4]	6,618	7,186
Fannie Mae 6.00% 2023[4]	197	214
Fannie Mae 4.50% 2024[4]	4,285	4,632
Fannie Mae 4.50% 2025[4]	4,922	5,279
Fannie Mae 4.50% 2025[4]	3,079	3,303
Fannie Mae 4.50% 2025[4]	2,666	2,877
Fannie Mae 6.00% 2026[4]	3,464	3,945
Fannie Mae 2.50% 2027[4]	19,449	20,137
Fannie Mae 2.50% 2027[4]	5,763	5,967
Fannie Mae 2.50% 2027[4]	3,761	3,881
Fannie Mae 2.50% 2027[4]	1,611	1,668
Fannie Mae 2.50% 2027[4]	1,286	1,327
Fannie Mae 2.50% 2027[4]	1,224	1,270
Fannie Mae 2.50% 2027[4]	949	980
Fannie Mae 2.50% 2027[4]	677	698
Fannie Mae 2.50% 2027[4]	572	592
Fannie Mae 2.50% 2027[4]	555	573
Fannie Mae 5.50% 2027[4]	1,507	1,688
Fannie Mae 2.50% 2028[4]	20,060	20,729
Fannie Mae 2.50% 2028[4]	5,553	5,729
Fannie Mae 6.00% 2028[4]	479	551
Fannie Mae 6.50% 2032[4]	113	120
Fannie Mae 6.50% 2034[4]	474	509
Fannie Mae 3.00% 2035[4]	29,415	30,521
Fannie Mae 3.00% 2035[4]	12,041	12,504
The Bond Fund of America — Page 20 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2035[4]	$9,497	$9,862
Fannie Mae 3.50% 2035[4]	32,802	34,616
Fannie Mae 3.50% 2035[4]	26,917	28,405
Fannie Mae 3.50% 2035[4]	13,061	13,783
Fannie Mae 3.50% 2035[4]	4,393	4,644
Fannie Mae 7.00% 2036[4]	597	706
Fannie Mae 7.00% 2036[4]	107	122
Fannie Mae 7.50% 2036[4]	358	405
Fannie Mae 8.00% 2036[4]	199	227
Fannie Mae 6.00% 2037[4]	812	928
Fannie Mae 6.00% 2037[4]	431	493
Fannie Mae 6.50% 2037[4]	1,742	2,034
Fannie Mae 6.50% 2037[4]	1,097	1,223
Fannie Mae 6.50% 2037[4]	982	1,088
Fannie Mae 7.00% 2037[4]	581	648
Fannie Mae 7.00% 2037[4]	516	576
Fannie Mae 7.00% 2037[4]	236	278
Fannie Mae 7.00% 2037[4]	170	179
Fannie Mae 7.00% 2037[4]	117	138
Fannie Mae 7.00% 2037[4]	90	106
Fannie Mae 7.50% 2037[4]	256	291
Fannie Mae 7.50% 2037[4]	131	148
Fannie Mae 7.50% 2037[4]	124	134
Fannie Mae 7.50% 2037[4]	112	125
Fannie Mae 7.50% 2037[4]	80	96
Fannie Mae 7.50% 2037[4]	61	69
Fannie Mae 7.50% 2037[4]	64	67
Fannie Mae 7.50% 2037[4]	26	28
Fannie Mae 7.50% 2037[4]	15	17
Fannie Mae 8.00% 2037[4]	119	128
Fannie Mae 5.50% 2038[4]	27	31
Fannie Mae 6.00% 2038[4]	791	906
Fannie Mae 6.50% 2038[4]	38,994	45,513
Fannie Mae 4.50% 2039[4]	12,399	13,529
Fannie Mae 5.00% 2039[4]	11,558	12,979
Fannie Mae 5.50% 2039[4]	9,816	11,082
Fannie Mae 4.00% 2040[4]	1,498	1,621
Fannie Mae 4.50% 2040[4]	3,002	3,277
Fannie Mae 5.00% 2040[4]	1,215	1,358
Fannie Mae 5.50% 2040[4]	5,584	6,295
Fannie Mae 4.00% 2041[4]	2,484	2,688
Fannie Mae 4.00% 2041[4]	1,526	1,652
Fannie Mae 4.00% 2041[4]	1,180	1,277
Fannie Mae 4.00% 2041[4]	785	854
Fannie Mae 4.50% 2041[4]	3,234	3,531
Fannie Mae 5.00% 2041[4]	8,901	9,889
Fannie Mae 5.00% 2041[4]	4,835	5,467
Fannie Mae 5.00% 2041[4]	3,446	3,896
Fannie Mae 5.00% 2041[4]	2,454	2,775
Fannie Mae 5.00% 2041[4]	1,665	1,882
Fannie Mae 4.00% 2042[4]	14,165	15,315
Fannie Mae 4.00% 2042[4]	12,062	13,053
Fannie Mae 4.00% 2042[4]	4,067	4,401
Fannie Mae 4.00% 2042[4]	572	613
The Bond Fund of America — Page 21 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[4]	$10,854	$11,722
Fannie Mae 4.00% 2045[4]	100,868	108,177
Fannie Mae 4.00% 2045[4]	72,868	78,774
Fannie Mae 4.00% 2045[4]	13,697	14,807
Fannie Mae 4.00% 2045[4]	12,205	13,195
Fannie Mae 4.00% 2045[4]	11,911	12,876
Fannie Mae 3.00% 2046[4,10]	5,590	5,737
Fannie Mae 4.00% 2046[4,10]	123,000	131,466
Fannie Mae 4.00% 2046[4,10]	28,200	30,097
Fannie Mae 4.00% 2046[4]	8,000	8,370
Fannie Mae 4.00% 2046[4]	2,470	2,584
Fannie Mae 4.00% 2046[4]	487	510
Fannie Mae 4.50% 2046[4,10]	215,300	234,295
Fannie Mae 4.50% 2046[4,10]	200,000	217,395
Fannie Mae 7.00% 2047[4]	188	216
Fannie Mae 7.00% 2047[4]	16	19
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[4]	57	57
Fannie Mae, Series 2001-4, Class GA, 9.366% 2025[4,5]	50	56
Fannie Mae, Series 2001-4, Class NA, 9.725% 2025[4,5]	49	54
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4]	860	852
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[4]	216	254
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	1,531	1,735
Fannie Mae, Series 2001-20, Class E, 9.571% 2031[4,5]	10	11
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[4]	1,807	1,651
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[4]	1,550	1,403
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[4]	502	455
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[4]	2,349	2,758
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	556	646
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	1,337	1,574
Fannie Mae, Series 2002-W1, Class 2A, 6.286% 2042[4,5]	1,789	2,110
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,4,5]	67	67
Freddie Mac 5.00% 2023[4]	1,136	1,228
Freddie Mac 5.00% 2023[4]	44	47
Freddie Mac 5.00% 2023[4]	7	7
Freddie Mac 5.00% 2024[4]	2,755	2,965
Freddie Mac 4.50% 2030[4]	1,256	1,364
Freddie Mac 3.00% 2034[4]	22,137	22,997
Freddie Mac 3.50% 2034[4]	17,798	18,770
Freddie Mac 3.00% 2035[4]	107,732	111,931
Freddie Mac 3.00% 2035[4]	6,526	6,780
Freddie Mac 3.00% 2035[4]	2,710	2,814
Freddie Mac 3.50% 2035[4]	51,013	53,785
Freddie Mac 3.50% 2035[4]	46,875	49,424
Freddie Mac 3.50% 2035[4]	45,665	48,165
Freddie Mac 3.50% 2035[4]	44,881	47,342
Freddie Mac 3.50% 2035[4]	24,806	26,170
Freddie Mac 3.50% 2035[4]	8,465	8,931
Freddie Mac 3.50% 2035[4]	7,128	7,515
Freddie Mac 3.50% 2035[4]	4,342	4,581
Freddie Mac 3.50% 2036[4]	45,265	47,729
Freddie Mac 4.50% 2037[4]	6,190	6,749
Freddie Mac 5.50% 2037[4]	2,358	2,658
Freddie Mac 5.50% 2037[4]	50	56
Freddie Mac 5.50% 2037[4]	12	14
The Bond Fund of America — Page 22 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 7.00% 2037[4]	$156	$176
Freddie Mac 7.50% 2037[4]	320	364
Freddie Mac 5.50% 2038[4]	1,736	1,945
Freddie Mac 5.50% 2038[4]	701	786
Freddie Mac 5.50% 2038[4]	294	330
Freddie Mac 5.50% 2038[4]	188	211
Freddie Mac 4.50% 2039[4]	1,568	1,706
Freddie Mac 5.00% 2039[4]	12,267	13,498
Freddie Mac 5.50% 2039[4]	12,987	14,467
Freddie Mac 5.50% 2039[4]	4,145	4,645
Freddie Mac 4.50% 2040[4]	28,503	31,080
Freddie Mac 5.50% 2040[4]	7	8
Freddie Mac 4.50% 2041[4]	11,100	12,088
Freddie Mac 4.50% 2041[4]	2,915	3,185
Freddie Mac 4.50% 2041[4]	1,627	1,778
Freddie Mac 4.50% 2041[4]	577	629
Freddie Mac 5.00% 2041[4]	9,742	10,787
Freddie Mac 5.00% 2041[4]	3,678	4,065
Freddie Mac 5.50% 2041[4]	5,983	6,706
Freddie Mac 4.00% 2043[4]	20,213	21,819
Freddie Mac 4.00% 2045[4,10]	412,550	439,712
Freddie Mac 4.00% 2045[4]	45,243	48,883
Freddie Mac 4.00% 2045[4]	19,491	21,184
Freddie Mac 4.00% 2045[4]	13,473	14,545
Freddie Mac 4.00% 2045[4]	11,186	12,155
Freddie Mac 6.50% 2047[4]	202	229
Freddie Mac, Series 2890, Class KT, 4.50% 2019[4]	1,040	1,077
Freddie Mac, Series 2626, Class NG, 3.50% 2023[4]	38	39
Freddie Mac, Series 2122, Class QM, 6.25% 2029[4]	993	1,106
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[4]	1,187	1,120
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[4]	1,043	992
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[4]	1,095	990
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[4]	936	871
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	20	18
Freddie Mac, Series 3257, Class PA, 5.50% 2036[4]	11,131	12,825
Freddie Mac, Series 3286, Class JN, 5.50% 2037[4]	8,762	9,865
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	4,648	5,235
Government National Mortgage Assn. 10.00% 2021[4]	49	53
Government National Mortgage Assn. 2.50% 2028[4]	3,530	3,649
Government National Mortgage Assn. 5.00% 2035[4]	1,028	1,127
Government National Mortgage Assn. 6.00% 2038[4]	8,484	9,740
Government National Mortgage Assn. 6.50% 2038[4]	223	261
Government National Mortgage Assn. 3.50% 2039[4]	5,004	5,285
Government National Mortgage Assn. 5.00% 2039[4]	1,174	1,275
Government National Mortgage Assn. 3.50% 2040[4]	5,707	6,044
Government National Mortgage Assn. 4.50% 2040[4]	2,830	3,082
Government National Mortgage Assn. 5.50% 2040[4]	7,438	8,356
Government National Mortgage Assn. 3.50% 2041[4]	33	34
Government National Mortgage Assn. 4.00% 2041[4]	313	338
Government National Mortgage Assn. 4.50% 2041[4]	15,952	17,191
Government National Mortgage Assn. 4.50% 2041[4]	1,437	1,546
Government National Mortgage Assn. 4.50% 2041[4]	1,081	1,165
Government National Mortgage Assn. 4.50% 2041[4]	840	904
Government National Mortgage Assn. 5.00% 2041[4]	8,514	9,236
The Bond Fund of America — Page 23 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2042[4]	$1,179	$1,232
Government National Mortgage Assn. 3.50% 2043[4]	3,408	3,607
Government National Mortgage Assn. 4.50% 2043[4]	887	954
Government National Mortgage Assn. 4.50% 2043[4]	474	510
Government National Mortgage Assn. 4.00% 2045[4]	611,967	655,294
Government National Mortgage Assn. 4.00% 2045[4]	189,511	203,116
Government National Mortgage Assn. 4.00% 2045[4]	100,514	107,622
Government National Mortgage Assn. 4.00% 2045[4]	32,108	34,398
Government National Mortgage Assn. 4.00% 2045[4]	609	652
Government National Mortgage Assn. 4.50% 2045[4]	173,485	186,430
Government National Mortgage Assn. 4.50% 2045[4]	129,642	139,234
Government National Mortgage Assn. 4.50% 2045[4]	97,776	105,043
Government National Mortgage Assn. 4.50% 2045[4]	95,783	102,850
Government National Mortgage Assn. 4.50% 2045[4]	78,232	84,130
Government National Mortgage Assn. 4.50% 2045[4]	54,699	58,747
Government National Mortgage Assn. 4.50% 2045[4]	44,968	48,316
Government National Mortgage Assn. 4.50% 2045[4]	27,238	29,258
Government National Mortgage Assn. 5.00% 2045[4]	1,990	2,204
Government National Mortgage Assn. 5.00% 2045[4]	991	1,102
Government National Mortgage Assn. 5.00% 2045[4]	495	549
Government National Mortgage Assn. 5.00% 2045[4]	495	548
Government National Mortgage Assn. 4.00% 2046[4,10]	201,628	215,261
Government National Mortgage Assn. 4.00% 2046[4]	19,519	20,348
Government National Mortgage Assn. 4.00% 2046[4]	2,802	2,921
Government National Mortgage Assn. 4.00% 2046[4,10]	2,099	2,244
Government National Mortgage Assn. 4.692% 2061[4]	935	983
Government National Mortgage Assn. 4.70% 2061[4]	5,337	5,609
Government National Mortgage Assn. 4.70% 2061[4]	846	886
Government National Mortgage Assn. 4.72% 2061[4]	366	383
Government National Mortgage Assn. 4.771% 2061[4]	434	454
Government National Mortgage Assn. 4.774% 2061[4]	438	459
Government National Mortgage Assn. 4.822% 2061[4]	2,238	2,341
Government National Mortgage Assn. 4.859% 2061[4]	1,359	1,417
Government National Mortgage Assn. 5.104% 2061[4]	1,605	1,695
Government National Mortgage Assn. 5.110% 2061[4]	1,938	2,067
Government National Mortgage Assn. 4.669% 2063[4]	881	927
Government National Mortgage Assn. 1.198% 2064[4,5]	518	519
Government National Mortgage Assn. 4.756% 2064[4]	1,595	1,671
Government National Mortgage Assn. 5.182% 2064[4]	1,118	1,185
Government National Mortgage Assn. 6.549% 2064[4]	627	670
Government National Mortgage Assn. 5.031% 2065[4]	1,075	1,136
Government National Mortgage Assn., Series 2012, Class H-20, 1.383% 2062[4,5]	3,856	3,884
National Credit Union Administration, Series 2010-R2, Class 1A, 0.808% 2017[4,5]	940	941
National Credit Union Administration, Series 2011-R3, Class 1A, 0.838% 2020[4,5]	1,071	1,068
National Credit Union Administration, Series 2011-R1, Class 1A, 0.888% 2020[4,5]	1,307	1,308
		4,569,022
Commercial mortgage-backed securities 2.48%
Aventura Mall Trust, Series A, 3.743% 2032[3,4,5]	8,000	8,579
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	5,269	5,270
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[4,5]	2,904	2,976
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.618% 2049[4,5]	4,083	4,179
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.808% 2051[4,5]	4,645	4,824
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.219% 2051[4,5]	4,743	4,992
The Bond Fund of America — Page 24 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	$3,229	$3,380
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,470	1,533
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	5,995
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[4]	5,029	5,063
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[4,5]	7,468	7,630
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[4]	14,268	14,358
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.988% 2043[3,4,5]	1,750	1,748
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	12,278	12,454
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.813% 2049[4,5]	2,466	2,553
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[4]	2,000	2,139
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	30,025	30,890
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,4]	20,000	20,529
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3,4]	10,000	10,125
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[4]	21,798	21,940
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[4]	3,357	3,386
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[4,5]	14,616	14,988
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	2,950	3,044
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.587% 2049[4,5]	12,708	13,012
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,4]	10,100	10,109
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,4]	3,345	3,355
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[3,4,5]	7,826	7,702
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.892% 2038[4,5]	2,090	2,093
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.892% 2038[4,5]	52	52
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	3,264	3,331
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	27,207	27,770
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	8,615	8,984
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	13,979
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.794% 2045[4,5]	935	962
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[4]	6,300	6,717
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,4]	19,920	19,962
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,4]	12,000	12,029
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,4]	6,210	6,225
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,4]	17,065	17,106
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,5]	266	267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	5,506	5,503
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[4]	6,775	6,808
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.935% 2045[4,5]	20,295	20,297
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,4]	4,392	4,478
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	1,674	1,703
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[4]	1,664	1,701
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[4,5]	38,135	39,226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[4,5]	32,826	33,731
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[4]	14,750	15,257
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,670	2,766
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[4]	4,112	4,120
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[4]	6,700	7,067
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[4]	5,400	5,758
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	19,325	21,175
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.852% 2044[4,5]	6,284	6,514
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	16,142	16,487
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	4,275	4,345
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	29,467	30,546
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.153% 2045[4,5]	8,680	8,962
The Bond Fund of America — Page 25 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[4,5]	$920	$925
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4,5]	7,743	7,766
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[4,5]	7,050	7,260
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	33,023	33,388
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.864% 2049[4,5]	7,387	7,658
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[4]	750	789
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[4]	500	527
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,4]	6,885	7,241
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.645% 2042[4,5]	2,332	2,422
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	8,757	8,875
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[4]	13,600	14,030
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.918% 2049[4,5]	18,645	19,341
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	5,347	5,366
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	17,020	17,455
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.703% 2049[4,5]	15,250	15,611
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[4]	1,000	1,067
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[4]	6,135	6,533
		738,928
Other mortgage-backed securities 1.01%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,4]	4,250	4,289
Bank of Nova Scotia 2.15% 2016[3,4]	4,650	4,672
Bank of Nova Scotia 1.75% 2017[3,4]	14,150	14,245
Caisse Centrale Desjardins 1.60% 2017[3,4]	3,375	3,395
Commonwealth Bank of Australia 2.25% 2017[3,4]	4,150	4,197
Commonwealth Bank of Australia 1.875% 2018[3,4]	10,300	10,369
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,4]	4,400	4,410
Credit Suisse Group AG 2.60% 2016[3,4]	4,300	4,310
DNB ASA 1.45% 2019[3,4]	4,375	4,381
Freddie Mac, Series KF02, Class A2, multifamily 0.972% 2020[4,5]	9,780	9,777
Freddie Mac, Series KF02, Class A3, multifamily 1.052% 2020[4,5]	4,590	4,595
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	3,435	3,529
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	26,893
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[4]	13,500	14,343
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[4]	5,000	5,086
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[4]	9,001	9,342
Kookmin Bank 2.125% 2020[3,4]	7,500	7,534
Korea Housing Finance Corp. 2.50% 2020[3,4]	10,000	10,199
National Australia Bank 2.00% 2017[3,4]	3,500	3,529
National Australia Bank 1.25% 2018[3,4]	2,880	2,871
National Australia Bank 2.125% 2019[3,4]	4,000	4,048
National Bank of Canada 2.20% 2016[3,4]	4,175	4,205
Nordea Eiendomskreditt AS 2.125% 2017[3,4]	4,000	4,021
Nordea Kredit 2.00% 2037[4]	DKr112,438	17,033
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	40,980	6,206
Nykredit Realkredit AS, Series 01E, 2.50% 2037[4]	25,885	4,015
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	9,711	1,464
Realkredit Danmark AS, Series 22S, 2.00% 2037[4]	64,997	9,799
Realkredit Danmark AS, Series 22S, 2.50% 2037[4]	57,072	8,872
Royal Bank of Canada 1.125% 2017[4]	$4,000	4,005
Royal Bank of Canada 2.00% 2019[4]	4,075	4,128
Royal Bank of Canada 1.875% 2020[4]	3,850	3,873
Royal Bank of Canada 2.10% 2020[4]	10,000	10,101
Sparebank 1 Boligkreditt AS 2.625% 2016[3,4]	3,400	3,409
The Bond Fund of America — Page 26 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Swedbank AB 2.125% 2016[3,4]	$3,400	$3,416
Swedbank AB 1.375% 2018[3,4]	4,375	4,377
Toronto-Dominion Bank 1.625% 2016[3,4]	4,400	4,415
Toronto-Dominion Bank 1.50% 2017[3,4]	10,000	10,044
Westpac Banking Corp. 2.45% 2016[3,4]	4,325	4,367
Westpac Banking Corp. 1.25% 2017[3,4]	4,425	4,412
Westpac Banking Corp. 1.375% 2018[3,4]	4,375	4,371
Westpac Banking Corp. 1.85% 2018[3,4]	9,000	9,071
Westpac Banking Corp. 2.00% 2019[3,4]	7,150	7,226
Westpac Banking Corp. 2.00% 2021[3,4]	7,625	7,600
Westpac Banking Corp. 2.10% 2022[3]	4,000	4,022
		300,466
Collateralized mortgage-backed (privately originated) 0.39%
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.933% 2025[3,4,5,8]	16,926	16,677
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.433% 2023[3,4,5]	1,610	1,616
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.033% 2024[3,4,5]	1,232	1,234
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.933% 2025[4,5]	1,401	1,403
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	146	158
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	20	22
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	1,130	1,210
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	19	20
Freddie Mac, Series 2013-DN2, Class M-1, 1.883% 2023[4,5]	3,984	3,992
Freddie Mac, Series 2013-DN1, Class M-1, 3.833% 2023[4,5]	4,504	4,609
Freddie Mac, Series 2014-DN2, Class M-1, 1.283% 2024[4,5]	2,192	2,193
Freddie Mac, Series 2014-DN1, Class M-1, 1.433% 2024[4,5]	660	660
Freddie Mac, Series 2014-HQ2, Class M-1, 1.883% 2024[4,5]	7,840	7,869
Freddie Mac, Series 2014-HQ1, Class M-1, 2.083% 2024[4,5]	4,869	4,886
Freddie Mac, Series 2014-HQ3, Class M-1, 2.083% 2024[4,5]	3,293	3,302
Freddie Mac, Series 2014-DN2, Class M-2, 2.083% 2024[4,5]	2,965	2,927
Freddie Mac, Series 2014-HQ2, Class M-2, 2.633% 2024[4,5]	17,865	17,608
Freddie Mac, Series 2014-DN4, Class M-2, 2.833% 2024[4,5]	5,422	5,476
Freddie Mac, Series 2014-HQ1, Class M-2, 2.933% 2024[4,5]	9,200	9,283
Freddie Mac, Series 2015-HQ2, Class M-1, 1.533% 2025[4,5]	1,875	1,876
Freddie Mac, Series 2015-HQ2, Class M-2, 2.383% 2025[4,5]	7,950	7,745
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.583% 2028[4,5]	1,832	1,830
Station Place Securitization Trust, Series 2016-1, Class A, 1.436% 2048[4,5,8]	9,000	9,000
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.842% 2037[4,5]	12,638	10,280
		115,876
Total mortgage-backed obligations		5,724,292
Asset-backed obligations 3.93%
Aesop Funding LLC, Series 2016-1-A, Class A, 2.99% 2022[3,4]	4,810	4,813
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	16,000	15,996
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,4]	14,000	14,273
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,4]	10,270	10,220
Ally Master Owner Trust, Series 2014-1, Class A1, 0.906% 2019[4,5]	8,015	8,006
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[4]	8,700	8,687
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	30,600	30,778
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	3,482	3,478
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[4]	641	642
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2018[4]	37	37
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[4]	3,405	3,401
The Bond Fund of America — Page 27 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	$8,275	$8,256
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	3,095	3,095
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[4]	2,985	3,016
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[4]	5,337	5,393
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[4]	4,215	4,459
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,4]	803	802
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,4]	16,284	16,284
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,4]	4,321	4,262
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[3,4,5]	8,505	8,483
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,4]	4,400	4,399
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.868% 2019[3,4,5]	10,198	9,993
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	12,000	12,051
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[4]	14,485	14,595
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[3,4,5,8]	40,201	39,293
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.522% 2021[3,4,5,8]	30,365	29,801
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	9,900	9,904
Chase Issuance Trust, Series 2013-A7, Class A, 0.866% 2020[4,5]	11,955	11,966
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.861% 2026[3,4,5]	11,457	11,452
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,4]	2,342	2,340
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,4]	5,000	5,003
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,4]	3,850	3,856
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,4]	21,499	21,465
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,4]	23,216	23,215
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.31% 2022[3,4]	6,050	5,720
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,4]	11,805	11,758
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.582% 2020[4,5]	13,590	13,790
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.08% 2033[4,5]	808	810
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[4]	624	630
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,4]	767	772
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	1,502	1,500
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,4]	3,153	3,148
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,4]	2,000	2,006
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,4]	3,125	3,147
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,4]	10,000	10,052
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,4]	2,395	2,404
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.511% 2035[4,5]	4,967	4,400
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.566% 2037[4,5]	6,788	6,121
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.576% 2037[4,5]	10,335	9,356
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.886% 2020[4,5]	9,970	9,969
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,4]	4,354	4,362
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,4]	1,875	1,874
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,4]	4,000	4,007
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,4]	15,145	15,174
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,4]	9,635	9,499
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,4]	11,700	11,676
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,4]	15,815	15,624
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,4]	26,000	25,943
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	4,988	4,992
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,4]	2,730	2,756
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.872% 2023[3,4,5]	10,000	9,966
Earnest Student Loan Program LLC, Series 2016-A, Class A-2, 2.50% 2033[3,4]	3,000	2,944
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,4]	4,482	4,467
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	6,000	5,989
The Bond Fund of America — Page 28 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,4]	$3,680	$3,731
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,4]	24,110	24,255
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,4]	9,165	9,291
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,4]	29,400	29,451
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	23,070	23,330
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[4]	10,890	10,944
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[4]	358	366
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.636% 2041[3,4,5]	2,504	2,429
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 0.636% 2041[3,4,5]	2,144	2,057
Henderson Receivables LLC, Series 2015-2A, Class A, 3.87% 2058[3,4]	2,513	2,485
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,4]	7,226	7,060
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,4]	4,715	4,700
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.842% 2028[3,4,5]	6,913	6,917
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,4]	9,229	9,225
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2017[3,4]	690	698
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,4]	37,320	36,705
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	20,595	20,983
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	41,483	41,493
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,4]	1,939	1,933
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,4]	2,769	2,725
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.352% 2035[4,5]	5,406	5,092
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[4]	11,596	11,590
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.587% 2037[4,5]	5,361	4,755
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.781% 2033[4,5]	1,070	1,050
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[4]	500	508
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[4]	256	265
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[4]	841	877
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.884% 2023[3,4,5]	18,965	18,934
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[3,4,5]	35,000	34,912
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,4]	13,633	13,412
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.113% 2035[4,5]	2,982	2,906
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.936% 2021[3,4,5]	1,894	1,889
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.916% 2022[3,4,5]	969	968
Navient Student Loan Trust, Series 2015-2, Class A-3, 1.003% 2040[4,5]	2,045	1,936
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,4]	4,000	4,006
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.891% 2023[3,4,5]	13,258	13,211
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[3,4,5]	14,850	14,678
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,4]	2,925	2,927
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,4]	4,000	3,948
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,4]	11,220	11,123
Onemain Financial Issuance Trust, Series 2016-1-A, Class A, 3.66% 2029[3,4]	3,240	3,202
Onemain Financial Issuance Trust, Series 2016-1-A, Class B, 4.57% 2029[3,4]	2,000	1,915
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,4]	7,500	7,483
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,4]	12,750	12,501
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,4]	10,855	10,483
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[4]	581	592
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.552% 2036[4,5]	760	654
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[4]	354	354
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[4]	2,077	2,077
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	9,988	9,985
The Bond Fund of America — Page 29 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	$2,589	$2,590
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	406	407
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[4]	92	92
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	1,975	1,974
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[4]	3,860	3,871
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	4,465	4,481
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[4]	1,175	1,189
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	13,395	13,383
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[4]	12,100	12,115
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[4]	7,450	7,471
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[4]	1,250	1,248
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 1.119% 2017[4,5]	3,299	3,297
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.036% 2022[3,4,5]	2,050	2,045
SLM Student Loan Trust, Series 2003-10, Class A-4, 1.136% 2039[3,4,5]	£1,160	1,281
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,4]	$1,400	1,383
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,4]	5,877	5,797
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.483% 2035[3,4,5]	4,658	4,536
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,4]	17,635	17,636
Solarcity LMC Series LLC, Series 2015-1, Class A, 4.18% 2045[3,4,8]	4,856	4,613
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.189% 2030[4,5]	3,600	3,447
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.439% 2033[4,5]	10,000	9,580
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.939% 2035[4,5]	2,650	2,282
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,4]	3,425	3,412
Trade Maps Ltd., 2013-1-A-A, 1.142% 2018[3,4,5]	14,685	14,593
Trade Maps Ltd., 2013-1-A-B, 1.679% 2018[3,4,5]	2,900	2,871
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[4]	6,735	7,209
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[4]	1,544	1,584
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[4]	3,000	3,195
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	13,500	13,371
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,4]	1,742	1,739
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,4]	2,750	2,725
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,4]	4,500	4,499
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,4]	3,875	3,822
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.916% 2022[4,5]	1,600	1,597
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	6,935	6,935
		1,169,851
Bonds & notes of governments & government agencies outside the U.S. 3.66%
Angola (Repulic of) 9.50% 2025[3]	4,570	4,176
Argentina (Republic of) 7.00% 2017	15,030	15,193
Argentina (Republic of) 8.75% 2024[4]	785	823
Argentina (Republic of) 8.28% 2033[4,7,9]	4,984	5,040
Argentina (Republic of) 0.00% 2035	25,700	2,756
Armenia (Republic of) 7.15% 2025[3]	4,810	4,759
Australian Government, Series 133, 5.50% 2023	A$5,000	4,633
Bermuda Government 5.603% 2020	$3,940	4,364
Bermuda Government 4.138% 2023[3]	1,700	1,734
Bermuda Government 4.854% 2024[3]	22,650	23,869
Brazil (Federal Republic of) 10.00% 2025	BRL9,100	2,052
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	$10,470	10,483
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,975
Caisse d’Amortissement de la Dette Sociale 1.875% 2022[3]	5,000	4,993
City of Buenos Aires Argentina 8.95% 2021[4]	1,000	1,078
Colombia (Republic of), Series B, 7.50% 2026	COP52,205,000	16,677
The Bond Fund of America — Page 30 of 43

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) Global 4.50% 2026	$6,850	$7,030
Costa Rica (Republic of) 4.25% 2023	1,798	1,650
Dominican Republic 7.50% 2021[4]	950	1,040
Dominican Republic 5.875% 2024[4]	1,640	1,685
Dominican Republic 5.50% 2025[3]	10,380	10,432
Dominican Republic 6.875% 2026[3]	4,300	4,579
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,105
FMS Wertmanagement 1.125% 2016	4,050	4,058
FMS Wertmanagement 1.00% 2017	4,400	4,406
FMS Wertmanagement 1.625% 2018	6,400	6,494
German Government 0.10% 2026[2]	€19,853	24,742
Greek Government 4.75% 2019	1,130	1,148
Hungarian Government 5.375% 2023	$5,900	6,573
India (Republic of) 8.83% 2023	INR387,200	6,207
India (Republic of) 8.60% 2028	1,667,600	26,601
India (Republic of) 9.20% 2030	328,200	5,485
Indonesia (Republic of) 3.75% 2022	$13,255	13,412
Indonesia (Republic of) 3.375% 2023	9,350	9,158
Indonesia (Republic of) 4.75% 2026[3]	7,250	7,615
Instituto de Credito Oficial 1.125% 2016[3]	8,000	8,000
Iraq (Republic of) 5.80% 2028[4]	5,150	3,566
Ivory Coast Government 6.375% 2028[3,4]	9,350	8,929
Japan Bank for International Cooperation 3.00% 2024	9,330	9,828
Japanese Government, Series 19, 0.10% 2024[2]	¥12,114,600	113,380
Japanese Government, Series 18, 0.10% 2024[2]	8,601,925	79,244
Japanese Government, Series 20, 0.10% 2025[2]	29,531,600	276,647
Kazakhstan (Republic of) 5.125% 2025[3]	$2,250	2,325
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,344
Kenya (Republic of) 6.875% 2024[3]	12,000	11,370
Kenya (Republic of) 6.875% 2024	1,275	1,208
KfW 2.00% 2022	4,325	4,394
Kingdom of Jordan 6.125% 2026[3]	2,090	2,218
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,121
Malaysian Government, Series 0315, 3.659% 2020	MYR55,000	14,241
Morocco Government 4.25% 2022	$5,400	5,520
Morocco Government 5.50% 2042	10,200	10,684
Municipality Finance PLC 1.125% 2018[3]	4,900	4,907
New Zealand Government 6.00% 2021	NZ$25,000	20,370
Nigeria (Republic of) 5.125% 2018[3]	$4,900	4,869
Nigeria (Republic of) 6.75% 2021	670	650
Nigeria (Republic of) 6.375% 2023	4,290	3,968
Pakistan (Republic of) 8.25% 2025	2,900	3,098
Paraguay (Republic of) 5.00% 2026[3]	1,575	1,587
Peru (Republic of) 8.375% 2016	1,115	1,122
Peru (Republic of) 2.75% 2026	€3,250	3,718
Peru (Republic of) 5.625% 2050	$8,745	9,860
Polish Government 2.75% 2023[2]	PLN34,121	9,990
Province of Ontario 3.20% 2024	$10,000	10,725
Republic of Honduras 8.75% 2020	6,075	6,819
Republic of Honduras 7.50% 2024[4]	3,330	3,538
Slovenia (Republic of) 5.50% 2022	19,160	21,709
Slovenia (Republic of) 5.85% 2023	15,500	17,906
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,177
Slovenia (Republic of) 5.25% 2024	5,810	6,521
South Africa (Republic of) 5.50% 2020	1,000	1,061
The Bond Fund of America — Page 31 of 43

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Swedish Export Credit Corp. 2.875% 2023[3]	$9,000	$8,910
Turkey (Republic of) 4.557% 2018[3]	1,195	1,235
Turkey (Republic of) 3.00% 2021[2]	TRY2,972	1,076
Turkey (Republic of) 5.625% 2021	$5,100	5,515
Turkey (Republic of) 9.00% 2024	TRY11,025	3,762
Turkey (Republic of) 4.25% 2026	$7,700	7,513
Turkey (Republic of) 8.00% 2034	1,250	1,638
Turkey (Republic of) 6.00% 2041	2,820	3,049
United Mexican States Government 4.00% 2040[2]	MXN16,882	1,036
United Mexican States Government, Series M, 6.50% 2021	448,300	27,279
United Mexican States Government, Series M, 5.75% 2026	500,000	28,558
United Mexican States Government Global 3.60% 2025	$7,600	7,771
United Mexican States Government Global 4.125% 2026	15,250	16,028
United Mexican States Government Global 5.55% 2045	2,500	2,778
United Mexican States Government Global, Series A, 5.125% 2020	1,250	1,375
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,400
Zambia (Republic of) 5.375% 2022	3,500	2,678
Zambia (Republic of) 8.97% 2027[3,4]	5,220	4,333
		1,089,573
Federal agency bonds & notes 1.45%
CoBank, ACB 7.875% 2018[3]	23,615	23,645
CoBank, ACB 1.234% 2022[3,5]	29,725	28,016
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[4]	4,348	4,490
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[4]	2,376	2,456
Fannie Mae 2.625% 2024	40,305	42,546
Fannie Mae 7.125% 2030	3,900	5,982
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,223
Federal Farm Credit Banks 0.488% 2017[5]	21,501	21,497
Federal Farm Credit Banks 0.491% 2017[5]	26,250	26,247
Federal Home Loan Bank 2.125% 2016	18,860	18,913
Federal Home Loan Bank 2.75% 2018	16,635	17,306
Federal Home Loan Bank 3.375% 2023	28,050	31,062
Federal Home Loan Bank 5.50% 2036	600	830
Freddie Mac 1.25% 2019	43,500	43,831
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,136
Private Export Funding Corp. 3.55% 2024	26,425	29,351
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,498
Tennessee Valley Authority 1.875% 2022	23,750	23,922
Tennessee Valley Authority 4.65% 2035	4,000	4,743
Tennessee Valley Authority 5.25% 2039	21,250	27,156
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	25,189
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,818
TVA Southaven 3.846% 2033[4]	2,986	3,213
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	9,099
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	7,086
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[4]	3,900	4,132
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[4]	4,388	4,836
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[4]	1,587	1,768
		429,991
The Bond Fund of America — Page 32 of 43

unaudited
Bonds, notes & other debt instruments Municipals 1.07%	Principal amount (000)	Value (000)
State of Alabama, Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	$5,000	$5,565
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,540	1,542
State of California, Various Purpose G.O. Bonds, 7.30% 2039[4]	1,000	1,467
State of California, Various Purpose G.O. Bonds, 7.35% 2039	905	1,334
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,000	3,063
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,710	16,635
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	10,000	10,205
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.68% 2038 (put 2017)[5]	2,400	2,396
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,715
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,137
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, 2016-A, 2.638% 2021	16,255	16,586
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,776
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 0.97% 2035 (put 2020)[5]	5,000	4,957
State of Georgia, Municipal Electric Auth Bonds (Plant Vogtle Units 3 & 4 Project J), Series 2015-A, 5.00% 2060	5,520	6,185
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,000	1,096
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	16,911
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,199
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	2,000	2,148
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	18,810
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.40% 2050 (put 2025)[5]	4,650	4,625
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[4]	612	592
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,458
State of Iowa, Fin. Auth., Single-family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,000	1,095
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,440	1,518
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,765	3,983
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,830	4,046
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	700	737
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 178, 3.50% 2042	1,000	1,066
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	600	636
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.185% 2030[4,5]	6,750	6,529
State of Michigan, Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2034	2,000	2,296
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,250
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,450	1,483
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	715	770
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[4]	5,765	5,574
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,540	4,871
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,000	2,121
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	975	1,049
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,000	2,142
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,160	1,192
The Bond Fund of America — Page 33 of 43

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	$1,040	$1,067
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	420	431
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	300	304
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,380	1,467
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	18,000	18,469
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.00% 2028[5]	2,500	2,227
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,322
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	10,690	12,341
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 3.50% 2030	1,750	1,860
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,655	1,742
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	21,250	20,113
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.93% 2029[5]	7,665	5,678
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,000	1,094
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	3,025	3,271
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,799
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,005	1,059
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	695	725
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	855	914
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,225	1,302
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,930	2,094
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,500	2,708
State of Texas, Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	204
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,271
State of Utah, Utah Housing Corp., Single-family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,095	1,190
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	10,000	10,342
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,000	2,115
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,580	2,764
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	975	1,051
		317,684
Total bonds, notes & other debt instruments (cost: $27,729,466,000)		28,400,340
Convertible stocks 0.02% Industrials 0.02%	Shares
CEVA Group PLC, Series A-1, 3.628% convertible preferred[8,11]	9,732	5,596
CEVA Group PLC, Series A-2, 2.628% convertible preferred[8,11]	2,575	1,095
Total convertible stocks (cost: $13,571,000)		6,691
The Bond Fund of America — Page 34 of 43

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[3]	6,250	$4,100
Total preferred securities (cost: $5,820,000)		4,100
Common stocks 0.05% Industrials 0.02%
CEVA Group PLC[3,8,12]	12,179	5,176
Atrium Corp.[3,8,12]	985	1
		5,177
Health care 0.01%
Rotech Healthcare Inc.[8,12]	342,069	2,569
Materials 0.00%
Warrior Met Coal, LLC, Class B3,8,12	6,483	518
Energy 0.00%
Gener8 Maritime, Inc.[12]	1,716	12
Miscellaneous 0.02%
Other common stocks in initial period of acquisition		6,418
Total common stocks (cost: $58,120,000)		14,694
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,8,12]	2,654	—
Total rights & warrants (cost: $672,000)		—
Short-term securities 8.20%	Principal amount (000)
3M Co. 0.33% due 4/6/2016[3]	$50,000	49,997
Alphabet Inc. 0.32% due 4/14/2016[3]	19,600	19,597
Apple Inc. 0.34% due 4/25/2016[3]	8,600	8,598
CAFCO, LLC 0.57%–0.80% due 6/2/2016–8/22/2016	175,000	174,743
Caterpillar Financial Services Corp. 0.44%–0.50% due 5/17/2016–6/13/2016	100,000	99,922
Chevron Corp. 0.46%–0.47% due 5/2/2016–5/11/2016[3]	145,000	144,948
Coca-Cola Co. 0.47% due 5/19/2016–5/20/2016[3]	50,000	49,972
Emerson Electric Co. 0.51% due 4/18/2016[3]	45,400	45,393
Estée Lauder Companies Inc. 0.39% due 4/5/2016[3]	25,000	24,999
ExxonMobil Corp. 0.45% due 4/4/2016	29,400	29,399
Fannie Mae 0.40% due 7/18/2016	150,000	149,865
Federal Farm Credit Banks 0.63% due 7/8/2016	100,000	99,924
Federal Home Loan Bank 0.31%–0.60% due 4/22/2016–8/15/2016	503,600	503,348
Freddie Mac 0.38% due 7/7/2016	150,000	149,887
Microsoft Corp. 0.36% due 5/18/2016[3]	24,200	24,188
Paccar Financial Corp. 0.37% due 4/13/2016	50,000	49,993
Pfizer Inc 0.48%–0.54% due 6/10/2016–6/16/2016[3]	152,100	151,969
Private Export Funding Corp. 0.53% due 5/10/2016[3]	92,800	92,759
The Bond Fund of America — Page 35 of 43

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Bank, N.A. 0.52% due 6/15/2016	$50,000	$50,014
U.S. Treasury Bills 0.46%–0.51% due 8/25/2016–9/15/2016	214,000	213,678
Walt Disney Co. 0.48%–0.49% due 4/28/2016–6/22/2016[3]	115,200	115,118
Wells Fargo Bank, N.A. 0.56%–0.85% due 5/19/2016–8/23/2016	191,500	191,504
Total short-term securities (cost: $2,439,202,000)		2,439,815
Total investment securities 103.75% (cost: $30,246,851,000)		30,865,640
Other assets less liabilities (3.75)%		(1,116,405)
Net assets 100.00%		$29,749,235
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $469,084,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Japanese yen	4/25/2016	Bank of New York Mellon	¥444,823	$3,919	$36
Mexican pesos	4/18/2016	Bank of New York Mellon	MXN74,682	$4,159	156
Mexican pesos	4/20/2016	Bank of America, N.A.	MXN699,300	$39,361	1,039
					$1,231
Sales:
Australian dollars	4/13/2016	Bank of America, N.A.	$4,341	A$5,900	$(179)
British pounds	4/11/2016	Bank of New York Mellon	$1,609	£1,160	(57)
British pounds	4/11/2016	UBS AG	$4,113	£2,965	(145)
British pounds	4/15/2016	Bank of America, N.A.	$5,449	£3,900	(153)
Chilean pesos	4/15/2016	JPMorgan Chase	$28,484	CLP19,600,000	(737)
Danish kroner	4/14/2016	Bank of America, N.A.	$43,467	DKr298,000	(2,057)
Euros	4/11/2016	HSBC Bank	$1,014	€925	(38)
Euros	4/13/2016	HSBC Bank	$22,422	€20,500	(914)
Euros	4/14/2016	Bank of America, N.A.	$27,187	€25,000	(1,273)
Euros	4/21/2016	JPMorgan Chase	$136	€124	(6)
Euros	4/22/2016	HSBC Bank	$27,761	€25,175	(905)
Euros	5/11/2016	Bank of America, N.A.	$2,431	€2,200	(75)
Indian rupees	4/18/2016	JPMorgan Chase	$17,467	INR1,177,300	(249)
Indian rupees	4/22/2016	UBS AG	$14,219	INR948,500	(43)
Japanese yen	4/12/2016	JPMorgan Chase	$50,489	¥5,736,000	(498)
Japanese yen	4/13/2016	Citibank	$55,658	¥6,315,000	(477)
Japanese yen	4/18/2016	Bank of America, N.A.	$78,845	¥8,900,000	(280)
Japanese yen	4/22/2016	Citibank	$48,213	¥5,370,000	466
Japanese yen	4/22/2016	Citibank	$29,179	¥3,250,000	282
Japanese yen	4/27/2016	UBS AG	$27,058	¥3,030,000	113
Japanese yen	4/27/2016	Citibank	$9,853	¥1,100,000	71
Japanese yen	4/27/2016	Bank of New York Mellon	$77,166	¥8,760,000	(735)
Japanese yen	4/27/2016	Barclays Bank PLC	$79,273	¥9,000,000	(762)
New Zealand dollars	4/12/2016	UBS AG	$16,551	NZ$25,000	(718)
Polish zloty	4/22/2016	Barclays Bank PLC	€8,085	PLN35,000	(171)
The Bond Fund of America — Page 36 of 43

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Singapore dollars	4/22/2016	JPMorgan Chase	$14,155	S$19,600	$(386)
South Korean won	4/15/2016	UBS AG	$13,950	KRW16,600,000	(560)
Turkish lira	4/5/2016	JPMorgan Chase	$135	TRY405	(9)
Turkish lira	4/22/2016	UBS AG	$3,436	TRY10,125	(134)
					$(10,629)
Forward currency contracts — net					$(9,398)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $20,886,676,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.896%	12/31/2016	$300,000	$(420)
Pay	LCH	3-month USD-LIBOR	0.72	10/26/2017	483,750	619
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	316,250	392
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(529)
Pay	LCH	3-month USD-LIBOR	0.88	1/22/2018	650,000	(605)
Pay	LCH	3-month USD-LIBOR	0.923	1/27/2018	353,000	(593)
Pay	LCH	3-month USD-LIBOR	0.9525	3/29/2018	320,000	(672)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	(488)
Receive	LCH	3-month USD-LIBOR	0.967	10/26/2018	480,000	720
Pay	LCH	3-month USD-LIBOR	1.03	3/4/2019	50,000	(120)
Pay	LCH	3-month USD-LIBOR	1.061	3/8/2019	40,000	(130)
Pay	LCH	3-month USD-LIBOR	1.145	3/17/2019	180,000	(1,017)
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	2,281
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	1,203
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	1,004
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	2,780
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	2,837
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	647
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	5,972
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	2,229
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	3,319
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	3,585
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	2,088
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.42	12/10/2020	MXN1,240,000	(578)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.43	12/10/2020	1,240,000	(610)
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021	$280,000	2,834
Receive	LCH	3-month USD-LIBOR	1.371	1/25/2021	270,000	2,738
Receive	LCH	3-month USD-LIBOR	1.5145	1/25/2021	100,000	1,046
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	1,339
Receive	LCH	3-month USD-LIBOR	1.31	2/2/2021	112,000	800
Receive	LCH	3-month USD-LIBOR	1.195	2/5/2021	580,000	951
Receive	LCH	3-month USD-LIBOR	1.2165	2/5/2021	192,000	513
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	5.395	2/23/2021	MXN1,394,000	(417)
Receive	LCH	6-month AUD Bank Bill Swap Benchmark Rate	2.25	2/25/2021	A$120,000	(424)
Receive	LCH	3-month USD-LIBOR	1.097	2/26/2021	$10,000	(34)
The Bond Fund of America — Page 37 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.0955%	2/26/2021	$20,000	$(69)
Receive	LCH	6-month EURIBOR	(0.0008)	3/9/2021	€100,000	167
Receive	LCH	3-month USD-LIBOR	1.3305	3/14/2021	$125,000	969
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(1,077)
Receive	LCH	3-month USD-LIBOR	1.397	3/17/2021	566,000	6,192
Receive	LCH	3-month USD-LIBOR	1.34	3/29/2021	96,000	776
Receive	LCH	3-month USD-LIBOR	1.221	4/4/2021	96,000	—
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(2,549)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	14,122
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	785,000	13,384
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	2,444
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	410,000	(5,687)
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(3,339)
Pay	LCH	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,659)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(4,313)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(826)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(4,397)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(5,037)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(699)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(2,886)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	(1,580)
Pay	LCH	3-month USD-LIBOR	1.92	1/20/2025	3,000	(92)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	10,000	(290)
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(2,480)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(2,114)
Pay	LCH	3-month USD-LIBOR	2.166	3/19/2025	$20,000	(1,026)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	150,000	(8,825)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.195	10/16/2025	MXN635,000	528
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	$1,000	(46)
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(512)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(1,822)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.305	12/4/2025	MXN665,000	853
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	(4,211)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	(5,069)
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	(483)
Pay	LCH	3-month USD-LIBOR	2.0805	1/8/2026	64,000	(2,683)
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	(1,391)
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	(3,391)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	125,000	3,910
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(1,084)
Receive	LCH	3-month USD-LIBOR	1.928	1/19/2026	$151,000	4,178
Receive	LCH	3-month USD-LIBOR	1.928	1/19/2026	151,000	529
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	150,000	(3,549)
Pay	LCH	3-month USD-LIBOR	1.8165	2/2/2026	60,000	(1,025)
Pay	LCH	3-month USD-LIBOR	1.742	2/5/2026	200,000	(2,016)
Pay	LCH	3-month USD-LIBOR	1.71	2/5/2026	602,000	(4,268)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(656)
Pay	LCH	6-month JPY-LIBOR	0.16625	2/15/2026	8,650,000	(193)
Receive	CME	28-day MXN Equilibrium Interbank Interest Rate	6.14	2/17/2026	MXN805,000	340
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	¥8,240,000	(439)
Pay	LCH	6-month EURIBOR	0.5417	2/26/2026	€40,000	(9)
Receive	LCH	3-month USD-LIBOR	1.68	3/10/2026	$14,000	53
The Bond Fund of America — Page 38 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
Pay	LCH	6-month JPY-LIBOR	0.14395%	3/11/2026	¥1,800,000	$(2)
Receive	LCH	3-month USD-LIBOR	1.7285	3/31/2026	$30,000	242
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	175,000	(10,925)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(11,445)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	72,000	16,410
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	421
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	4,670
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(19,174)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(5,864)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(6,284)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(620)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(4,320)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	(1,178)
Pay	LCH	3-month USD-LIBOR	2.544	1/12/2045	3,000	(282)
Pay	LCH	3-month USD-LIBOR	2.4935	1/13/2045	3,000	(248)
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	(149)
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	(384)
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	(778)
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	(568)
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(870)
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(6,058)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(5,083)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(7,499)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(5,242)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(6,622)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(3,823)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(7,568)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	(4,343)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	(6,363)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	(5,522)
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	(2,137)
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	(12,449)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(1,336)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(1,559)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(1,625)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	(427)
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	(2,727)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	(5,211)
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	(288)
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	(4,553)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	(808)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(7,138)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	(3,110)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	(1,508)
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	(2,792)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	(2,683)
Pay	LCH	3-month USD-LIBOR	2.284	2/2/2046	40,000	(1,354)
Receive	LCH	3-month USD-LIBOR	2.186	2/5/2046	125,000	1,344
Receive	LCH	3-month USD-LIBOR	2.217	2/5/2046	40,000	722
Pay	LCH	3-month USD-LIBOR	2.0895	3/2/2046	11,000	132
Pay	LCH	3-month USD-LIBOR	2.164	3/14/2046	25,000	(139)
						$(149,204)
The Bond Fund of America — Page 39 of 43

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $249,779,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 3/31/2016 (000)
CDX North American High Yield Index Series 25	ICE	5.00%	12/20/2020	$250,000	$(7,250)	$(4,831)	$(2,419)
CDX North American High Yield Index Series 26	ICE	5.00	6/20/2021	242,600	(6,623)	(3,826)	(2,797)
							$(5,216)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $7,243,868,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Short	2,318	June 2016	$298,934	$(3,311)
Ultra U.S. Treasury Bond Futures	CME	Short	1,131	June 2016	193,155	(1,978)
20 Year U.S. Treasury Note Futures	CME	Short	594	June 2016	97,712	36
5 Year U.S. Treasury Note Futures	CME	Long	24,229	July 2016	2,922,012	13,672
2 Year U.S. Treasury Note Futures	CME	Long	9,587	July 2016	2,095,655	1,502
						$9,921

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $306,804,000, which represented 1.03% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,867,514,000, which represented 13.00% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented .10% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $135,086,000, which represented .45% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$9,867	$5,596.02%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-1/23/2012	3,703	1,095.00
Total private placement securities		$ 13,570	$ 6,691.02%
The Bond Fund of America — Page 40 of 43

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the
The Bond Fund of America — Page 41 of 43

unaudited
security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,659,525	$—	$11,659,525
Corporate bonds & notes	—	7,996,040	13,384	8,009,424
Mortgage-backed obligations	—	5,724,292	—	5,724,292
Asset-backed obligations	—	1,100,757	69,094	1,169,851
Bonds & notes of governments & government agencies outside the U.S.	—	1,089,573	—	1,089,573
Federal agency bonds & notes	—	429,991	—	429,991
Municipals	—	317,684	—	317,684
Convertible stocks	—	6,691	—	6,691
Preferred securities	—	4,100	—	4,100
Common stocks	4,585	5,176	4,933	14,694
Short-term securities	—	2,439,815	—	2,439,815
Total	$4,585	$30,773,644	$87,411	$30,865,640

The Bond Fund of America — Page 42 of 43

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,163	$—	$2,163
Unrealized appreciation on interest rate swaps	—	112,283	—	112,283
Unrealized appreciation on futures contracts	15,210	—	—	15,210
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(11,561)	—	(11,561)
Unrealized depreciation on interest rate swaps	—	(261,487)	—	(261,487)
Unrealized depreciation on credit default swaps	—	(5,216)	—	(5,216)
Unrealized depreciation on futures contracts	(5,289)	—	—	(5,289)
Total	$9,921	$(163,818)	$—	$(153,897)
*	Forward currency contracts, interest rate swaps, credit default swaps and futures are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$818,449
Gross unrealized depreciation on investment securities	(249,014)
Net unrealized appreciation on investment securities	569,435
Cost of investment securities	30,296,205

Key to abbreviations and symbols
TBA = To-be-announced	INR = Indian rupees	Dept. = Department
CME = CME Group Inc.	¥ = Japanese yen	Dev. = Development
ICE = Intercontinental Exchange, Inc.	KRW = South Korean won	Econ. = Economic
LCH = LCH.Clearnet	MXN = Mexican pesos	Fac. = Facility
LOC = Letter of Credit	MYR = Malaysian ringgits	Facs. = Facilities
A$ = Australian dollars	NZ$ = New Zealand dollars	Fin. = Finance
BRL = Brazilian reais	PLN = Polish zloty	Fncg. = Financing
CLP = Chilean pesos	S$ = Singapore dollars	G.O. = General Obligation
COP = Colombian pesos	TRY = Turkish lira	Ref. = Refunding
DKr = Danish kroner	Agcy. = Agency	Rev. = Revenue
€ = Euros	AMT = Alternative Minimum Tax
£ = British pounds	Auth. = Authority
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0516O-S49207	The Bond Fund of America — Page 43 of 43

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 27, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 27, 2016